UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 02/28/2011

Item 1 – Report to Stockholders

February 28, 2011

Semi-Annual Report (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a con-
sumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge, overall investor sentiment considerably improved. Near the end of the period, geopolitical tensions across the Middle East North Africa (“MENA”) region along with rising oil prices introduced new cause for concern about the future of the global economy. As of this writing, economic news remains fairly positive although we face additional uncertainties related to the aftermath of the devastating earthquake in Japan, with particular focus on the damage to nuclear power plants.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have delivered a mixed bag month after month, but became increasingly encouraging toward the end of the period when the unemployment rate fell to its lowest level since April 2009.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to
2011, stocks lost their momentum on the back of geopolitical events in the MENA region and a sharp rise in oil prices. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011;
however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Nevertheless, the yield curve remained steep and higher-risk sectors outperformed the fixed income market.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate as the period came to a close and municipals finally posted gains in February, following a five-month run of negative performance.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total returns as of February 28, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	27.73%	22.57%
US small cap equities (Russell 2000 Index)	37.55	32.60
International equities (MSCI Europe, Australasia, Far East Index)	23.77	20.00
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.14
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(6.04)	4.76
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.83)	4.93
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.51)	1.72
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.05	17.34
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Municipal Market Overview

As of February 28, 2011

The municipal market began the six-month period with yields at historic lows as investor concerns were focused on the possibility of deflation and a double-
dip in the US economy. However, as these fears soon abated, yields began drifting higher in October, and ultimately, a “perfect storm” of negative events resulted in the worst quarterly performance that the municipal market has seen since the Fed tightening cycle of 1994. Treasury yields lost their support as concerns about the US deficit raised questions over the willingness of foreign investors to continue to purchase Treasury securities, at least at the previous historically low yields. Municipal valuations also suffered a quick and severe setback as it became evident that the Build America Bond (“BAB”) program would expire at year-end. The program had opened the taxable market to municipal issuers, which had successfully alleviated supply pressure in the traditional tax-exempt marketplace, bringing down yields in that space.

The financial media has been replete with interviews, articles and presentations publicizing the stress experienced in municipal finance, resulting in a loss of confidence among retail investors who buy individual bonds or mutual funds. From the middle of November through year-end, funds specializing in tax-exempt bonds witnessed weekly outflows averaging over $2.5 billion. Long-term and high-yield funds saw the greatest redemptions, followed by state-
specific funds to a lesser but still significant degree. Demand usually is strong at the beginning of a new year against a backdrop of low new-issue supply, but the mutual fund outflows continued into February, putting additional upward pressure on municipal yields. Political uncertainty surrounding the midterm elections and the approach taken by the new Congress on issues such as income tax rates and alternative minimum tax (and the previously mentioned
BAB non-extension) exacerbated the situation. All these conditions, combined with the seasonal illiquidity surrounding year-end holidays and dealers closing their fiscal books, sapped willing market participation from the trading community.

As demand for municipal securities from traditional retail investors was declining and trading desk liquidity was being curtailed, there was no comparable reduction in supply. As it became evident that the BAB program would be retired, issuers rushed deals to market both in the taxable municipal space and, to a lesser degree, in the traditional tax-exempt space. This imbalance in the supply/demand technicals provided the classic market action, leading to wider quality spreads and higher bond yields. The municipal curve steepened as the issuance was concentrated in longer (greater than 20-year) maturities. Curve steepening that began in October accelerated in November, spurred on by Treasury weakness, heavy supply and record outflows. As measured by Thomson
Municipal Market Data, yields on AAA-rated municipals rose nearly 103 basis points (“bps”) for maturities 25 years and longer from August 31, 2010, to
February 28, 2011. The spread between two-year and 30-year maturities widened from 332 bps to 398 bps over the period.

The fundamental picture for municipalities will be subject to scrutiny for months to come, as the challenges to state and local budgets are real and need to be addressed with significant cuts to expenses and tax revenue increases. The debates around austerity measures needed to succeed in balancing these budgets are not over whether action needs to be taken, but over degree, approach and political will to accomplish these needs. The attention shone upon municipal finance has the potential to improve this market for the future if these efforts result in greater means toward disclosure and accuracy (and timeli-
ness) of reporting. Early tests to judge progress will come soon as California, Illinois and Puerto Rico need to take austerity measures and access financing in the municipal market to address relatively immediate fiscal imbalances. BlackRock favors a more constructive outlook for the municipal market as the typical, and this year particularly atypical, weakness passes.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Trust Summary as of February 28, 2011 BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment.
The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (3.76)% based on market price and (4.83)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (9.15)% based on market price and (6.07)%
based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. At the beginning of the period, the Trust benefited from tightening credit quality spreads driven by generous investor cash flows into tax-exempt mutual funds. Spreads were pushed even tighter by heightened demand from taxable investors for corporate-backed municipal debt due to its attractive valuation relative to the corpo-
rate sector. In this environment of strong demand, we were able to sell lower-quality securities that had outperformed and had previously been very limited in their liquidity. Toward the end of the period, the Trust’s position in cash and cash equivalents proved beneficial when the municipal market saw net cash flows into mutual funds turn dramatically negative. However, as municipal rates rose on credit concerns and the Build America Bonds program neared its expiration, while long-term investment rates (i.e., rates on US Treasuries and other fixed income securities) were generally increasing, the Trust’s longer dura-
tion stance had an overall negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2011 ($14.81)[1]	6.40%
Tax Equivalent Yield[2]	9.85%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Leverage as of February 28, 2011[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the
Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$14.81	$15.91	(6.91)%	$17.32	$13.80
Net Asset Value	$14.02	$15.23	(7.94)%	$15.33	$13.42

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
County/City/Special District/School District	24%	26%
Health	20	20
Transportation	17	18
Housing	12	8
Education	11	11
Utilities	9	10
State	3	3
Tobacco	3	3
Corporate	1	1

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	14%	28%
AA/Aa	31	9
A	36	29
BBB/Baa	7	23
BB/Ba	1	2
Not Rated	11[6]	9

5 Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2011, the market value of these securities was $1,219,323, representing 3% of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 5

Trust Summary as of February 28, 2011 BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

Effective November 9, 2010 BlackRock MuniHoldings New York Insured Fund, Inc. changed its name to BlackRock MuniHoldings New York Quality
Fund, Inc.

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade New York municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes ("New York Municipal Bonds"), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80%
of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Trust’s investment policy was changed by the removal of the insurance investment policy that required at least 80%
of its assets to be invested in insured municipal securities. Accordingly, the Trust was moved from the Lipper Single-State Insured Municipal
Debt Funds category into the Lipper New York Municipal Debt Funds category. For the six months ended February 28, 2011, the Trust returned
(10.55)% based on market price and (8.98)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (9.60)% based on market price and (6.76)% based on NAV, while the closed-end Lipper Single-State
Insured Municipal Debt Funds category posted an average return of (10.54)% based on market price and (6.87)% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.
The Trust’s exposure to the long end of the yield curve and holdings of low-coupon, long-duration bonds during a period of rising rates had a negative impact on performance. The Trust’s holdings of Puerto Rico credits also detracted from performance, as did holdings of lower-quality credits, where spreads widened amid the backdrop of poor relative performance across the municipal market. Conversely, the Trust benefited from its holdings of tax-backed credits (state, county, city and school district) as well as its limited exposure to corporate-backed credits, which experienced some buy-side demand from non-traditional cross-over buyers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2011 ($13.11)[1]	7.28%
Tax Equivalent Yield[2]	11.20%
Current Monthly Distribution per Common Share[3]	$0.0795
Current Annualized Distribution per Common Share[3]	$0.9540
Leverage as of February 28, 2011[4]	43%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$13.11	$15.17	(13.58)%	$15.39	$12.35
Net Asset Value	$13.27	$15.09	(12.06)%	$15.09	$12.61

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
Transportation	32%	31%
County/City/Special District/School District	24	25
State	11	12
Utilities	9	10
Education	8	7
Health	6	4
Housing	4	3
Tobacco	3	3
Corporate	3	5

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	14%	42%
AA/Aa	52	20
A	20	29
BBB/Baa	10	3
BB/Ba	3	4
Not Rated	1	2[6]

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2010, the market value of these securities was $3,941,088 representing 1% of the Trust’s long-term investments.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Trust Summary as of February 28, 2011 BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey gross income taxes.
Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (13.80)% based on market price and (7.59)% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of (12.05)% based on market price and
(7.61)% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to housing and corporate-backed bonds aided performance as both sectors outperformed the broad municipal market. The Trust’s holdings of high-quality essential service bonds with premium coupons (6% or higher) also benefited performance, as they held their value better than lower-coupon bonds in the rising interest rate environment. Conversely, exposure to longer-duration and longer-maturity bonds detracted from performance as the long end of the yield curve steepened during the period. Additionally, holdings in health care and transportation hindered performance as both sectors underperformed the broad municipal market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2011 ($13.00)[1]	7.20%
Tax Equivalent Yield[2]	11.08%
Current Monthly Distribution per Common Share[3]	$0.078
Current Annualized Distribution per Common Share[3]	$0.936
Leverage as of February 28, 2011[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$13.00	$15.63	(16.83)%	$16.81	$12.21
Net Asset Value	$13.58	$15.23	(10.83)%	$15.26	$12.88

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
State	23%	23%
Transportation	20	16
Health	15	16
Education	12	10
Housing	11	12
Corporate	9	9
County/City/Special District/School District	8	11
Utilities	2	2
Tobacco	—	1

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	10%	27%
AA/Aa	45	28
A	24	23
BBB/Baa	7	10
BB/Ba	4	2
B	5	5
Not Rated[6]	5	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2011 and August 31, 2010, the market value of these securities was $1,469,185 representing 3% and $1,013,550 representing 2% respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 7

Trust Summary as of February 28, 2011 BlackRock New York Municipal Income Quality Trust

Trust Overview

Effective November 9, 2010 BlackRock New York Insured Municipal Income Trust changed its name to BlackRock New York Municipal Income Quality Trust.

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (including the alternative minimum tax) and New York
State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

Effective November 9, 2010, the Trust’s investment policy was changed by the removal of the insurance investment policy that required at least 80% of its assets to be invested in insured municipal securities. Accordingly, the Trust was moved from the Lipper Single-State Insured Municipal Debt Funds category into the Lipper New York Municipal Debt Funds category. For the six months ended February 28, 2011, the Trust returned (12.49)% based on market price and (7.51)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (9.60)%
based on market price and (6.76)% based on NAV, while the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of (10.54)% based on market price and (6.87)% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discus-
sion relates to performance based on NAV. The Trust’s exposure to the long end of the yield curve and holdings of low-coupon, long-duration bonds during a period of rising rates had a negative impact on performance. Also detracting from performance was the Trust’s holdings of Puerto Rico credits, as it was the poorest performing state/territory for the period. Conversely, the Trust benefited from its holdings of tax-backed credits (state, county, city and school district), which were among the better performing sectors during the period. Additionally, avoiding tobacco credits proved beneficial as it was the worst performing sector for the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2011 ($12.64)[1]	6.79%
Tax Equivalent Yield[2]	10.45%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Leverage as of February 28, 2011[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$12.64	$14.91	(15.22)%	$15.03	$12.01
Net Asset Value	$13.35	$14.90	(10.40)%	$14.90	$12.46

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
Transportation	29%	26%
Education	26	24
County/City/Special District/School District	17	18
Health	11	13
State	9	10
Utilities	8	8
Corporate	—	1

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	9%	31%
AA/Aa	45	19
A	23	30
BBB/Baa	15	8
BB/Ba	1	2
Not Rated[6]	7	10

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2011 and August 31, 2010, the market value of these securities was $1,864,940 representing 1% and $9,329,772 repre-
senting 6%, respectively, of the Trust’s long-term investments.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Trust Summary as of February 28, 2011 BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (8.35)% based on market price and (6.14)% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (9.60)% based on market price and (6.76)% based on NAV. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to the long end of the yield curve and holdings of low-coupon, long-duration bonds during a period of rising rates had a negative impact on performance. The
Trust’s holdings of Puerto Rico credits also detracted from performance, as did holdings of lower-quality credits, where spreads widened amid the backdrop of poor relative performance across the municipal market. Positively impacting performance was the Trust’s high exposure to pre-refunded bonds, which performed well due to their shorter duration as municipal rates rose sharply. In addition, the Trust benefited from its holdings of corporate-backed credits, which experienced some buy-side demand from non-traditional cross-over buyers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2011 ($13.99)[1]	7.03%
Tax Equivalent Yield[2]	10.82%
Current Monthly Distribution per Common Share[3]	$0.082
Current Annualized Distribution per Common Share[3]	$0.984
Leverage as of February 28, 2011[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$13.99	$15.79	(11.40)%	$16.19	$13.30
Net Asset Value	$14.20	$15.65	(9.27)%	$15.70	$13.68

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
State	21%	19%
County/City/Special District/School District	18	20
Housing	13	12
Education	12	13
Corporate	9	10
Transportation	9	8
Tobacco	7	6
Health	6	5
Utilities	5	7

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	25%	29%
AA/Aa	26	23
A	27	28
BBB/Baa	12	10
BB/Ba	2	2
B	3	7
Not Rated	5	1
[5] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 9

Trust Summary as of February 28, 2011 BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New
York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (8.56)% based on market price and (6.59)% based NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of (9.60)% based on market price and (6.76)% based on NAV.
All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period-end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Trust’s exposure to the long end of the yield curve and holdings of low-coupon, long-duration bonds during a period of rising rates had a negative impact on performance. The Trust’s holdings of Puerto Rico credits also detracted from performance, as did holdings of lower-quality credits, where spreads widened amid the backdrop of poor relative performance across the municipal market. Conversely, the Trust benefited from its exposure to corporate-backed credits, which experienced some buy-side demand from non-traditional cross-over buyers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2011 ($13.67)[1]	7.33%
Tax Equivalent Yield[2]	11.28%
Current Monthly Distribution per Common Share[3]	$0.0835
Current Annualized Distribution per Common Share[3]	$1.0020
Leverage as of February 28, 2011[4]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$13.67	$15.48	(11.69)%	$15.60	$12.93
Net Asset Value	$13.83	$15.33	(9.78)%	$15.34	$13.12

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
County/City/Special District/School District	21%	20%
Education	16	15
Transportation	12	14
Health	12	11
Corporate	10	14
Utilities	10	10
Housing	7	6
State	6	4
Tobacco	6	6

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	23%	24%
AA/Aa	27	24
A	25	29
BBB/Baa	15	11
BB/Ba	2	3
B	3	6
Not Rated	5	3
[5] Using the higher of S&P’s or Moody’s ratings.

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Trust Summary as of February 28, 2011 BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (3.79)% based on market price and (6.19)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (9.15)% based on market price and (6.07)% based on NAV.
All returns reflect reinvestment of dividends. The Trust's premium to NAV, which widened during the period, accounts for the difference between perform-
ance based on price and performance based on NAV. The following discussion relates to performance based on NAV. At the beginning of the period, the
Trust benefited from tightening credit quality spreads driven by generous investor cash flows into tax-exempt mutual funds. Spreads were pushed even tighter by heightened demand from taxable investors for corporate-backed municipal debt due to its attractive valuation relative to the corporate sector. In this environment of strong demand, we were able to sell lower-quality securities that had outperformed and had previously been very limited in their liq-
uidity. However, toward the end of the period, when municipal rates rose on credit concerns and the Build America Bonds program neared its expiration, while long-term investment rates (i.e., rates on US Treasuries and other fixed income securities) were generally increasing, the Trust’s longer duration stance had an overall negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2011 ($17.46)[1]	5.70%
Tax Equivalent Yield[2]	8.77%
Current Monthly Distribution per Common Share[3]	$0.083
Current Annualized Distribution per Common Share[3]	$0.996
Leverage as of February 28, 2011[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$17.46	$18.77	(6.98)%	$20.60	$15.98
Net Asset Value	$14.53	$16.02	(9.30)%	$16.03	$13.80

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
Health	19%	17%
Education	15	10
County/City/Special District/School District	13	12
Housing	13	16
Utilities	12	14
Transportation	12	14
Corporate	8	7
State	6	5
Tobacco	2	5

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	25%	31%
AA/Aa	36	30
A	17	17
BBB/Baa	9	9
Not Rated[6]	13	13

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2011 and August 31, 2010, the market value of these securities was $2,490,031 representing 7% and $2,770,588 representing 7%, respectively, of the Trust’s long-term investments.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 11

Trust Summary as of February 28, 2011 The Massachusetts Health & Education Tax-Exempt Trust

Trust Overview

The Massachusetts Health & Education Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in tax-exempt obligations
(including bonds, notes and capital lease obligations) issued on behalf of Massachusetts not-for-profit health and education institutions
(“Massachusetts Health & Education Obligations”). The Trust invests, under normal market conditions, at least 80% of its assets in
Massachusetts Health & Education Obligations and at least 80% of its assets in obligations that are rated investment grade at the time of investment. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from federal income taxes, including federal alternative minimum tax, and Massachusetts personal income taxes.
The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2011, the Trust returned (8.64)% based on market price and (7.22)% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of (9.15)% based on market price and (6.07)% based on NAV. All returns reflect reinvestment of dividends. The Trust's premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. Holdings in health care and education hindered performance as both sectors underperformed the broad municipal market. Additionally, exposure to longer-duration and longer-maturity bonds detracted from the Trust’s performance as the long end of the yield curve steepened during the period. Conversely, exposure to pre-refunded bonds in the 2- to 3-year maturity range aided performance as that sector was the best performer in the municipal market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE Amex	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2011 ($12.36)[1]	6.80%
Tax Equivalent Yield[2]	10.46%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Leverage as of February 28, 2011[4]	41%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to Preferred Shares and
TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 13.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$12.36	$13.98	(11.59)%	$14.37	$12.05
Net Asset Value	$12.14	$13.52	(10.21)%	$13.52	$11.33

The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

Sector Allocations
	2/28/11	8/31/10
Education	50%	50%
Health	27	30
State	10	8
Housing	6	4
Utilities	3	3
Corporate	2	3
County/City/Special District/School District	2	2

Credit Quality Allocations[5]
	2/28/11	8/31/10
AAA/Aaa	12%	19%
AA/Aa	38	25
A	32	34
BBB/Baa	12	14
Not Rated[6]	6	8

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2011 and August 31, 2010, the market value of these securities was $855,000 representing 2% and $2,061,578 representing 4%, respectively, of the Trust’s long-term investments.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives can-
not be achieved in all interest rate environments.

To leverage, the Trusts issue preferred shares (“Preferred Shares”), which pay dividends at prevailing short-term interest rates, and invest the pro-
ceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will nor-
mally be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust
(including the assets obtained from leverage) are invested in higher-
yielding portfolio investments, each Trust’s holders of Common Shares
(“Common Shareholders”) will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitaliza-
tion is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3%
and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred
Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from Preferred
Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred
Shareholders”) are significantly lower than the income earned on the
Trust’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Trust pays inter-
est expense on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trusts’ Preferred Shares and/or debt securities does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAV positively or negatively in addition to the impact on Trust performance from leverage from
Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of TOBs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declin-
ing short-term interest rates, but expose the Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred
Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect each Trust’s NAV per share.

The use of leverage may enhance opportunities for increased income to the
Trusts and Common Shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trusts’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each
Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate Preferred Shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common
Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of February 28, 2011, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BZM	38%
MHN	43%
BLJ	38%
BSE	37%
BQH	36%
BFY	39%
BHV	37%
MHE	41%

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 13

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial State-
ments, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Trusts’ ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of deriv-
ative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 119.5%
Corporate — 1.0%
Maryland EDC, Refunding RB, Potomac Electric
Power Co., 6.20%, 9/01/22	$ 250	$ 282,853
County/City/Special District/School District — 36.6%
City of Annapolis Maryland, Tax Allocation Bonds,
Park Place Project, Series A, 5.35%, 7/01/34	494	403,796
City of Baltimore Maryland, Special Tax Bonds, Special
Obligation, Harborview Lot No. 2, 6.50%, 7/01/31	993	895,805
County of Anne Arundel Maryland, RB, Community
College Project, 5.25%, 9/01/28	1,870	1,840,566
County of Baltimore Maryland, GO, Metropolitan
District (a):
67th Issue, 5.00%, 6/01/22	2,000	2,044,240
68th Issue, 5.00%, 8/01/28	2,000	2,126,940
County of Montgomery Maryland, RB, Metrorail
Garage Projects:
5.00%, 6/01/23	500	518,235
5.00%, 6/01/24	1,435	1,487,334
County of Prince George’s Maryland, SO, National
Harbor Project, 5.20%, 7/01/34	1,500	1,259,385
		10,576,301
Education — 16.4%
Maryland Health & Higher Educational Facilities
Authority, RB:
Board of Child Care, 5.38%, 7/01/32	2,000	1,961,280
Loyola College Issue, 5.00%, 10/01/39	2,000	1,870,260
Maryland Industrial Development Financing Authority,
RB, Our Lady of Good Counsel School, Series A,
6.00%, 5/01/35	1,000	926,760
		4,758,300
Health — 30.4%
County of Howard Maryland, Refunding RB, Vantage
House Facility, Series A, 5.25%, 4/01/33	500	354,085
Gaithersburg Maryland, Refunding RB, Asbury Maryland
Obligation, Series B, 6.00%, 1/01/23	250	252,192
Maryland Health & Higher Educational Facilities
Authority, RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	933,020
Carroll County General Hospital, 6.00%, 7/01/37	1,990	2,000,229
Peninsula Regional Medical Center, 5.00%, 7/01/36	1,000	925,580
Union Hospital of Cecil County Issue, 5.63%, 7/01/32	2,000	2,002,520
Maryland Health & Higher Educational Facilities
Authority, Refunding RB:
Charlestown Community, 6.25%, 1/01/41	1,000	967,130
Doctor’s Community Hospital, 5.75%, 7/01/38	500	412,785
University of Maryland Medical System,
5.13%, 7/01/39	1,000	939,580
		8,787,121

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
Housing — 10.5%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	$ 1,000	$ 935,280
Residential, Series A, 5.05%, 9/01/39	500	481,720
Residential, Series B, 4.75%, 9/01/39	150	137,115
Maryland Community Development Administration,
Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,500	1,487,730
		3,041,845
Transportation — 10.1%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	448,765
Transportation Facilities Project, Series A,
5.75%, 6/01/35	500	448,765
Maryland State Transportation Authority, RB, Baltimore/
Washington International Airport, Series B, AMT
(AMBAC), 5.13%, 3/01/24	2,000	2,010,380
		2,907,910
Utilities — 14.5%
City of Baltimore Maryland, Refunding RB, Wastewater
Projects, Series A (NPFGC):
5.20%, 7/01/32	2,250	2,263,883
5.13%, 7/01/42	1,500	1,453,290
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc.,
5.75%, 9/01/25	500	467,915
		4,185,088
Total Municipal Bonds in Maryland		34,539,418
District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, RB,
Transit, Series A, 5.13%, 7/01/32	1,000	1,020,680
Total Municipal Bonds in the District of Columbia		1,020,680
Guam — 1.4%
County/City/Special District/School District — 1.4%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	410	403,202
Total Municipal Bonds in Guam		403,202
Multi-State — 7.5%
Housing — 7.5%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (b)(c)	2,000	2,174,520
Total Municipal Bonds in Multi-State		2,174,520

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		BOCES	Board of Cooperative Educational Services	HRB	Housing Revenue Bonds
Schedules of Investments, the names and descriptions of		CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
many of the securities have been abbreviated according to		CIFG	CDC IXIS Financial Guaranty	LRB	Lease Revenue Bonds
the following list:		COP	Certificates of Participation	MRB	Mortgage Revenue Bonds
		EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
ACA	American Capital Access Corp.	EDC	Economic Development Corp.	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	ERB	Economic Revenue Bonds	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.	SBPA	Stand-by Bond Purchase Agreement
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	SO	Special Obligation
BHAC	Berkshire Hathaway Assurance Corp.	HDA	Housing Development Authority	SONYMA	State of New York Mortgage Agency
See Notes to Financial Statements.		HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 15

Schedule of Investments (concluded)
BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 12.5%
State — 5.1%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	$ 130	$ 125,849
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D, 5.38%, 7/01/33	350	324,461
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,000	1,035,150
		1,485,460
Tobacco — 4.5%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.50%, 5/15/39	1,500	1,294,980
Transportation — 2.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.25%, 7/01/36	895	829,987
Total Municipal Bonds in Puerto Rico		3,610,427
Total Municipal Bonds — 144.4%		41,748,247
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Maryland — 10.4%
Transportation — 10.4%
Maryland State Transportation Authority, RB,
Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,012,600
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 10.4%		3,012,600
Total Long-Term Investments
(Cost — $45,578,941) — 154.8%		44,760,847
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.13% (e)(f)	1,294,031	1,294,031
Total Short-Term Securities
(Cost — $1,294,031) — 4.5%		1,294,031
Total Investments (Cost — $46,872,972*) — 159.3%		46,054,878
Other Assets Less Liabilities — 1.2%		373,350
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.2)%		(1,500,773)
Preferred Shares, at Redemption Value — (55.3)%		(16,000,694)
Net Assets Applicable to Common Shares — 100.0%		$ 28,926,761

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 45,291,345
Gross unrealized appreciation	$ 594,318
Gross unrealized depreciation	(1,330,785)
Net unrealized depreciation	$ (736,467)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(d) Securities represent bonds transferred to a TOB trust in exchange for which the
Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt Fund	1,846,050	(552,019)	1,294,031	$ 1,489

(f) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
10 10-Year U.S.	Chicago Board
Treasury Note	of Trade	June 2011	$ 1,185,137 $ (5,332)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$44,760,847	—	$44,760,847
Short-Term
Securities	$ 1,294,031	—	—	1,294,031
Total	$ 1,294,031	$44,760,847	—	$46,054,878
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (5,332)	—	—	$ (5,332)
[2] Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instruments.

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 119.0%
Corporate — 5.0%
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT,
5.50%, 1/01/24 (a)	$ 1,500	$ 1,497,150
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	1,500	1,463,520
New York State Energy Research & Development
Authority, RB, Lilco Project, Series A (NPFGC),
5.15%, 3/01/16	1,000	1,018,790
New York State Energy Research & Development
Authority, Refunding RB, Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%, 2/01/24	3,340	3,294,375
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,143,347
Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington,
AMT (AMBAC):
6.15%, 10/01/11	5,000	5,147,950
6.25%, 10/01/12	3,530	3,771,099
		20,336,231
County/City/Special District/School District — 33.2%
Amherst Development Corp., RB, University at Buffalo
Foundation Faculty-Student Housing Corp., Series A
(AGM), 4.63%, 10/01/40	4,975	4,192,532
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,150	1,802,582
(FGIC), 5.00%, 2/15/47	8,250	6,916,882
(NPFGC), 4.50%, 2/15/47	14,505	10,976,659
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.53%, 3/01/39 (b)	1,380	243,529
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	827,048
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/31	3,500	2,953,440
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	12,740	10,305,513
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	4,000	3,193,240
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	6,800	5,307,400
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,500	8,078,800
Yankee Stadium (NPFGC), 5.00%, 3/01/36	3,450	3,042,555
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,345,788
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,067,640
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,273,100
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	9,881,500
Future Tax Secured, Series E (NPFGC),
5.25%, 2/01/22	2,500	2,636,350
Series B (NPFGC), 5.50%, 2/01/13	110	111,583
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,669,862
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	4,245,860
New York City Transitional Finance Authority, Refunding
RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,015,080
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,028,327
5.00%, 11/15/35	20,500	18,709,530
5.00%, 11/15/44	4,955	4,370,558
New York State Dormitory Authority, Refunding RB,
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	5,000	4,868,650
Oneida-Herkimer Solid Waste Management Authority
New York, Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,947,690

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	$ 14,175	$ 14,277,060
Syracuse Industrial Development Agency New York, RB,
Carousel Center Project, Series A, AMT (Syncora),
5.00%, 1/01/36	5,350	3,937,118
		136,225,876
Education — 13.5%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	4,050	3,757,266
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	4,000	4,035,440
New York City Industrial Development Agency,
Refunding RB:
Nightingale-Bamford School (AMBAC),
5.25%, 1/15/17	1,200	1,270,248
Polytechnic University Project (ACA),
5.25%, 11/01/37	1,500	1,356,630
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,088,650
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	1,770	1,787,488
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,002,150
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	916,940
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	5,100	4,753,302
New York University, Series A (AMBAC),
5.00%, 7/01/37	2,000	1,956,880
New York University, Series 1 (AMBAC),
5.50%, 7/01/40	3,500	3,632,440
The New School (AGM), 5.50%, 7/01/43	5,475	5,494,381
Siena College, 5.13%, 7/01/39	1,345	1,322,202
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, Series A
(AMBAC), 5.63%, 7/01/11 (c)	3,000	3,114,120
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,150	2,869,587
5.00%, 12/01/39	1,850	1,752,746
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC),
5.00%, 7/01/36	6,800	6,665,496
Westchester County Industrial Development Agency
New York, RB, Purchase College Foundation Housing,
Series A (AMBAC), 5.75%, 12/01/31	7,000	6,752,900
		55,528,866
Health — 9.6%
Dutchess County Industrial Development Agency,
RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/34	500	485,970
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	3,985,406
New York City Health & Hospital Corp., Refunding RB,
Health System, Series A, 5.00%, 2/15/30	1,800	1,723,410
New York City Industrial Development Agency, RB,
Royal Charter, New York Presbyterian (AGM),
5.75%, 12/15/29	7,965	8,233,580
New York State Dormitory Authority, MRB, Montefiore
Hospital (NPFGC), 5.00%, 8/01/33	1,000	953,310
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,207,407
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,368,330
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	1,500	1,524,150

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 17

Schedule of Investments (continued)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York & Presbyterian Hospital (AGM),
5.00%, 8/15/36	$ 4,000	$ 3,849,480
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	1,825	1,768,279
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	2,667,056
NYU Hospital Center, Series A, 6.00%, 7/01/40	2,300	2,287,212
New York State Dormitory Authority, Refunding RB:
St. Charles Hospital & Rehabilitation Center,
Series A (NPFGC), 5.63%, 7/01/12	3,400	3,427,302
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	917,630
		39,398,522
Housing — 5.4%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	686,655
Series A-1-A, 5.45%, 11/01/46	1,335	1,183,704
Series C, 5.00%, 11/01/26	1,250	1,226,225
Series C, 5.05%, 11/01/36	2,000	1,752,580
Series H-1, 4.70%, 11/01/40	1,000	861,920
Series H-2-A, 5.20%, 11/01/35	835	757,445
Series H-2-A, 5.35%, 5/01/41	600	534,444
New York Mortgage Agency, RB, Series 145, AMT,
5.13%, 10/01/37	1,000	932,040
New York Mortgage Agency, Refunding RB:
Homeowner Mortgage, Series 67 AMT (NPFGC),
5.70%, 10/01/17	2,140	2,142,504
Homeowner Mortgage, Series 83 (NPFGC),
5.55%, 10/01/27	2,100	2,100,567
Homeowner Mortgage, Series 97, AMT,
5.50%, 4/01/31	805	795,316
Series 82, AMT (NPFGC), 5.65%, 4/01/30	815	815,033
Series 133, AMT, 4.95%, 10/01/21	685	691,583
Series 143, AMT, 4.85%, 10/01/27	1,085	1,008,399
Series 143, AMT, 4.90%, 10/01/37	950	847,723
Series 143, AMT (NPFGC), 4.85%, 10/01/27	2,000	1,904,780
New York State HFA, RB, St. Philip’s Housing, Series A,
AMT (Fannie Mae), 4.65%, 11/15/38	1,000	878,450
Yonkers Economic Development Corp., Refunding RB,
Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,434,675
Yonkers Industrial Development Agency New York, RB,
Monastery Manor Associates LP Project, AMT
(SONYMA), 5.25%, 4/01/37	2,000	1,791,260
		22,345,303
State — 10.5%
New York State Dormitory Authority, ERB, Series C,
5.00%, 12/15/31	2,320	2,355,983
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC),
5.00%, 8/15/28	250	254,658
Mental Health Facilities, Series B,
5.25%, 2/15/14 (c)	1,550	1,732,001
Mental Health Services Facilities Improvement,
Series B (AGM), 5.00%, 2/15/33	4,500	4,553,010
Mental Health Services Facilities, Series C AMT
(AGM), 5.40%, 2/15/33	5,650	5,432,192
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	450	438,179
School Districts Financing Program, Series C (AGM),
5.00%, 10/01/37	2,500	2,417,800
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	1,240	1,240,508
School Districts Financing Program, Series E
(NPFGC), 5.75%, 10/01/30	6,900	7,216,365

	Par
Municipal Bonds	(000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, Refunding RB,
Secured Hospital, North General Hospital (Syncora),
5.75%, 2/15/17	$ 2,000	$ 2,056,220
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,000	1,026,480
Series A (AMBAC), 5.00%, 4/01/26	8,700	8,915,499
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1,
5.00%, 3/15/13 (c)	3,000	3,262,770
State Personal Income Tax, State Facilities,
Series A-1, 5.00%, 3/15/29	2,000	2,027,560
		42,929,225
Tobacco — 5.2%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	5,000	5,318,650
5.25%, 6/01/21	13,275	13,952,290
5.25%, 6/01/22	2,000	2,088,040
		21,358,980
Transportation — 25.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	7,370	6,427,672
Series A (AGC), 5.00%, 2/15/47	305	266,003
Series A (AGM), 5.00%, 2/15/47	8,800	7,685,480
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	6,699,988
Transportation, Series A (NPFGC), 5.00%, 11/15/32	1,100	1,050,137
Metropolitan Transportation Authority, Refunding RB:
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,484,175
Series B, 5.00%, 11/15/34	2,500	2,445,450
Series C (AGM), 4.75%, 7/01/12 (c)	2,535	2,680,990
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (c)	6,300	6,806,079
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,003,150
Series G (AGM), 4.75%, 1/01/29	1,250	1,249,925
Series G (AGM), 4.75%, 1/01/30	1,000	980,420
Series G (AGM), 5.00%, 1/01/32	5,225	5,228,710
Niagara Falls Bridge Commission, Refunding RB, Bridge
System, Series A (AGC), 4.00%, 10/01/19	2,600	2,689,206
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	2,685	2,399,047
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	910,360
Special Project, JFK International Air Terminal,
Series 6 AMT (NPFGC), 6.25%, 12/01/11	3,000	3,061,680
Special Project, JFK International Air Terminal,
Series 6 AMT (NPFGC), 6.25%, 12/01/15	7,830	8,229,017
Special Project, JFK International Air Terminal,
Series 6 AMT (NPFGC), 5.90%, 12/01/17	4,000	4,000,680
Special Project, JFK International Air Terminal,
Series 6 AMT (NPFGC), 5.75%, 12/01/22	26,725	25,978,036
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,058,380
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,471,631
Triborough Bridge & Tunnel Authority, Refunding RB,
Series C, 5.00%, 11/15/38	1,385	1,358,422
		106,164,638
Utilities — 10.7%
Long Island Power Authority, RB, Series A (AMBAC),
5.00%, 9/01/29	3,000	2,960,790
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,616,205
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,383,940
Series A (AGC), 5.75%, 4/01/39	1,000	1,035,900

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, RB:
Series A (NPFGC), 5.75%, 6/15/11 (c)	$ 8,000	$ 8,127,520
Series B, 5.00%, 6/15/36	3,500	3,455,200
Series DD, 5.00%, 6/15/32	4,500	4,540,725
Series DD (AGM), 4.50%, 6/15/39	2,500	2,252,275
Series G (AGM), 5.00%, 6/15/34	6,475	6,439,258
New York City Municipal Water Finance Authority,
Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB,
5.00%, 6/15/31	1,000	1,019,300
Series A (AGM), 4.25%, 6/15/39	2,200	1,907,180
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,251,225
Series F (AGM), 5.00%, 6/15/29	500	500,725
New York State Environmental Facilities Corp., RB,
Long Island Water Corp. Project, Series A, AMT
(NPFGC), 4.90%, 10/01/34	6,000	5,218,680
		43,708,923
Total Municipal Bonds in New York		487,996,564
Guam — 1.7%
Transportation — 1.2%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,701,480
5.25%, 10/01/22	1,050	1,050,158
		4,751,638
Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	2,400	2,180,400
Total Municipal Bonds in Guam		6,932,038
Puerto Rico — 20.7%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A (AGM), 5.00%, 8/01/40	1,905	1,764,221
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.77%, 8/01/41 (b)	11,000	1,465,970
		3,230,191
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	3,000	3,008,340
State — 7.7%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC),
5.50%, 7/01/20	1,970	2,025,633
Public Improvement, Series A (NPFGC),
5.50%, 7/01/21	3,000	3,059,040
Public Improvement, Series A-4 (AGM),
5.25%, 7/01/30	1,400	1,355,298
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,039,000
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	4,000	4,066,000
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.66%, 7/01/34	9,300	1,685,718
(AMBAC), 4.67%, 7/01/37	2,200	306,350
(FGIC), 4.62%, 7/01/31	10,280	2,399,044
(FGIC), 4.66%, 7/01/33	5,500	1,079,595
Puerto Rico Convention Center Authority, RB, Series A
(AMBAC), 5.00%, 7/01/31	3,270	2,923,772

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM):
5.50%, 7/01/31	$ 1,855	$ 1,836,932
5.25%, 7/01/32	2,000	1,908,520
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	2,500	2,541,250
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A:
5.63%, 8/01/30	1,000	985,440
5.75%, 8/01/37	3,000	2,963,700
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.99%, 8/01/43 (b)	3,500	399,455
		31,574,747
Transportation — 8.7%
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	5,025	5,487,652
Subordinate (FGIC), 5.25%, 7/01/17	4,800	4,860,768
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	8,350	8,011,241
Series CC (AGM), 5.50%, 7/01/29	2,145	2,147,295
Series CC (AGM), 5.25%, 7/01/33	875	826,586
Series CC (AGM), 5.25%, 7/01/36	3,750	3,477,600
Series D, 5.75%, 7/01/12 (c)	10,000	10,684,300
		35,495,442
Utilities — 2.8%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	9,425	8,507,947
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (c)	940	1,035,504
Series RR (NPFGC), 5.00%, 7/01/24	1,000	968,710
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/30	1,000	940,340
		11,452,501
Total Municipal Bonds in Puerto Rico		84,761,221
Total Municipal Bonds — 141.4%		579,689,823
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
New York — 32.8%
County/City/Special District/School District — 8.0%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,116,336
Sub-Series C-3 (AGC), 5.75%, 8/15/28	10,000	10,828,700
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,212,200
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	9,500	9,846,275
		33,003,511
Education — 1.3%
New York State Dormitory Authority, RB, New York
University, Series A, 5.00%, 7/01/38	5,498	5,369,843
State — 1.3%
New York State Dormitory Authority, ERB, Series B,
5.75%, 3/15/36	5,000	5,320,700
Transportation — 20.6%
Metropolitan Transportation Authority, RB, Series A
(NPFGC), 5.00%, 11/15/31	7,002	6,992,433

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 19

Schedule of Investments (concluded)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (d)	(000)	Value
New York (concluded)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB,
Series A (AGM):
5.00%, 11/15/30	$ 5,010	$ 4,978,587
5.75%, 11/15/32	29,000	29,100,050
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	12,000	12,008,520
New York State Thruway Authority, Refunding RB,
Series H (AGM), 5.00%, 1/01/37	8,500	8,259,280
Port Authority of New York & New Jersey, RB,
Consolidated, 155th Series, AMT (AGM),
5.13%, 7/15/30	2,500	2,501,600
Triborough Bridge & Tunnel Authority, Refunding
RB (NPFGC):
5.25%, 11/15/23	12,000	12,176,280
5.00%, 11/15/32	8,309	8,315,036
		84,331,786
Utilities — 1.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,225,510
Series FF-2, 5.50%, 6/15/40	2,399	2,469,966
		6,695,476
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 32.8%		134,721,316
Total Long-Term Investments
(Cost — $740,768,898) — 174.2%		714,411,139
Short-Term Securities
New York — 0.1%
City of New York New York, GO, VRDN, Sub-Series A-6
(AGM Insurance, Dexia Credit Local SBPA),
0.23%, 11/01/26 (e)	375	375,000
	Shares
Money Market Fund — 1.4%
BIF New York Municipal Money Fund 0.00% (f)(g)	5,616,588	5,616,588
Total Short-Term Securities
(Cost — $5,991,588) — 1.5%		5,991,588
Total Investments (Cost — $746,760,486*) — 175.7%		720,402,727
Other Assets Less Liabilities — 1.2%		5,104,927
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (17.5)%		(71,771,530)
Preferred Shares, at Redemption Value — (59.4)%		(243,637,023)
Net Assets Applicable to Common Shares — 100.0%		$410,099,101

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 676,042,924
Gross unrealized appreciation	$ 9,876,194
Gross unrealized depreciation	(37,228,991)
Net unrealized depreciation	$ (27,352,797)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF New York Municipal
Money Fund	8,738,117	(3,121,529)	5,616,588	—

(g) Represents the current yield as of report date.

Financial futures contracts sold as of February 28, 2011 were as follows:
Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
176 30-Year U.S.	Chicago Board
Treasury Bond	of Trade	June 2011	$20,968,520 $ (211,928)

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$714,411,139	—	$714,411,139
Short-Term
Securities	$ 5,616,588	375,000	—	5,991,588
Total	$ 5,616,588	$714,786,139	—	$720,402,727
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (211,928)	—	—	$ (211,928)
[2] Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instruments.

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 129.7%
Corporate — 14.9%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30 $	2,335	$ 2,335,467
Disposal, Waste M Management of New Jersey,
Series A, Mandatory Put Bonds, 5.30%, 6/01/15	1,000	1,045,810
New Jersey EDA, Refunding RB, New Jersey
American Water Co., Inc. Project, Series A, AMT,
5.70%, 10/01/39	475	474,041
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	105	106,397
Salem County Utilities Authority, Refunding RB,
Atlantic City Electric, Series A, 4.88%, 6/01/29	750	725,722
		4,687,437
County/City/Special District/School District — 7.9%
City of Margate City New Jersey, GO, Improvement:
5.00%, 1/15/27	230	234,480
5.00%, 1/15/28	110	111,450
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC):
5.50%, 10/01/28	400	426,592
5.50%, 10/01/29	790	837,416
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	800	805,792
Middlesex County Improvement Authority, RB,
Subordinate, Heldrich Center Hotel, Series B,
6.25%, 1/01/37 (b)(c)	560	56,000
		2,471,730
Education — 18.5%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	500	489,830
Series S, 5.00%, 9/01/36	280	260,560
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C,
6.50%, 7/01/13 (d)	630	714,874
Montclair State University, Series J, 5.25%, 7/01/38	180	172,190
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	1,010	997,324
Fairleigh Dickinson University, Series C,
6.00%, 7/01/20	500	520,005
Georgian Court University, Series D, 5.00%, 7/01/33	150	132,838
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	210	205,267
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	450	494,406
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/25	165	159,962
5.00%, 12/01/26	125	120,371
5.13%, 12/01/27	300	292,242
5.25%, 12/01/32	300	287,697
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	1,000	992,460
		5,840,026
Health — 24.7%
New Jersey EDA, RB, First Mortgage, Lions Gate Project,
Series A:
5.75%, 1/01/25	150	133,290
5.88%, 1/01/37	265	219,497
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A,
5.80%, 11/01/31	1,000	949,180
Seabrook Village Inc. Facility, 5.25%, 11/15/26	470	396,266

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A,
5.38%, 11/15/12 (d)	$ 2,000	$ 2,161,680
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	500	474,860
Meridian Health, Series I (AGC), 5.00%, 7/01/38	250	236,803
Virtua Health (AGC), 5.50%, 7/01/38	400	406,384
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,110	1,124,907
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (e)	500	112,560
CAB, St. Barnabas Health, Series B,
5.68%, 7/01/36 (e)	3,600	465,156
CAB, St. Barnabas Health, Series B,
5.74%, 7/01/37 (e)	3,600	423,684
Robert Wood Johnson, 5.00%, 7/01/31	235	224,582
South Jersey Hospital, 5.00%, 7/01/46	500	434,715
		7,763,564
Housing — 10.0%
New Jersey State Housing & Mortgage Finance
Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	560	540,422
Series A, 4.75%, 11/01/29	370	348,544
Series AA, 6.38%, 10/01/28	940	997,227
Series AA, 6.50%, 10/01/38	365	393,014
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	250	221,642
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	180	186,237
6.75%, 12/01/38	405	447,173
		3,134,259
State — 28.3%
Garden State Preservation Trust, RB, CAB, Series B
(AGM), 5.24%, 11/01/27 (e)	4,000	1,738,520
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	500	515,970
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	500	511,620
Newark Downtown District Management Corp.,
5.13%, 6/15/37	250	207,745
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	1,000	1,018,950
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	1,000	1,052,550
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project,
Series B, AMT, 5.60%, 11/01/34	395	390,371
School Facilities Construction, Series AA,
5.50%, 12/15/29	500	516,770
New Jersey EDA, Special Assessment Bonds, Refunding,
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,246,602
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series C (AGM), 4.85%, 12/15/32 (e)	1,250	303,288
Series A (AGC), 5.63%, 12/15/28	200	215,052
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/28	200	201,186
		8,918,624

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 21

Schedule of Investments (continued)
BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation — 24.3%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	$ 600	$ 600,768
Series D, 5.00%, 1/01/40	250	241,830
New Jersey State Turnpike Authority, RB, Series E,
5.25%, 1/01/40	1,000	992,580
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
6.00%, 12/15/38	325	346,391
Series A, 6.00%, 12/15/18 (d)	175	218,773
Series A, 5.88%, 12/15/38	555	576,190
Port Authority of New York & New Jersey, RB:
Consolidated, 125th Series (AGM), 5.00%, 4/15/32	1,500	1,502,925
Consolidated, 126th Series, AMT (NPFGC),
5.25%, 5/15/37	2,250	2,205,855
JFK International Air Terminal, 6.00%, 12/01/42	450	435,582
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	525	543,333
		7,664,227
Utilities — 1.1%
Cumberland County Improvement Authority, RB, Series A,
5.00%, 7/01/11 (d)	195	198,071
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.41%, 9/01/33 (e)	650	155,084
		353,155
Total Municipal Bonds in New Jersey		40,833,022
Multi-State — 6.9%
Housing — 6.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (f)(g)	2,000	2,174,520
Puerto Rico — 18.3%
County/City/Special District/School District — 5.5%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.00%, 8/01/42	500	497,170
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C:
6.00%, 8/01/39	540	537,781
(AGM), 5.13%, 8/01/42	750	707,055
		1,742,006
State — 7.5%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	250	242,018
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (AMBAC) (e):
4.37%, 7/01/37	1,750	243,687
4.53%, 7/01/43	1,000	87,530
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/30	400	399,024
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	425	433,287
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	970	958,263
		2,363,809
Transportation — 3.1%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,000	990,260

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 2.2%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	$ 750	$ 681,203
Total Municipal Bonds in Puerto Rico		5,777,278
Total Municipal Bonds — 154.9%		48,784,820
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New Jersey — 3.8%
Transportation — 3.8%
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AGM),
5.00%, 12/15/32	600	600,984
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	611,084
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 3.8%		1,212,068
Total Long-Term Investments
(Cost — $52,078,514) — 158.7%		49,996,888
Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.04% (i)(j)	553,213	553,213
Total Short-Term Securities
(Cost — $553,213) — 1.8%		553,213
Total Investments (Cost — $52,631,727*) — 160.5%		50,550,101
Other Assets Less Liabilities — 1.4%		439,967
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.3)%		(720,438)
Preferred Shares, at Redemption Value — (59.6)%		(18,776,534)
Net Assets Applicable to Common Shares — 100.0%		$ 31,493,096
* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 51,796,969
Gross unrealized appreciation		$ 1,149,221
Gross unrealized depreciation		(3,115,872)
Net unrealized depreciation		$ (1,966,651)

(a) Variable rate security. Rate shown is as of report date.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(h) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock New Jersey Municipal Bond Trust (BLJ)

(i) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF New Jersey
Municipal
Money Fund	915,154	(361,941)	553,213	$ 188

(i) Represents the current yield as of report date.
• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-
classifications for reporting ease.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
12 10-Year U.S.	Chicago Board
Treasury Note	of Trade	June 2011	$1,422,165 $ (6,398)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust ‘s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$49,996,888	—	$49,996,888
Short-Term
Securities	$ 553,213	—	—	553,213
Total	$ 553,213	$49,996,888	—	$50,550,101
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (6,398)	—	—	$ (6,398)
[2] Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 23

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 119.9%
County/City/Special District/School District — 25.3%
Erie County Industrial Development Agency, RB, City
School District of Buffalo Project, Series A (AGM),
5.75%, 5/01/25	$ 1,000	$ 1,083,470
Haverstraw-Stony Point Central School District New York,
GO (AGM), 3.00%, 10/15/27	140	114,156
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	2,750	2,305,627
(NPFGC), 4.50%, 2/15/47	250	189,188
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 6.53%, 3/01/39 (a)	1,000	176,470
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	150	155,072
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/46	1,725	1,346,362
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	1,000	810,440
New York City Transitional Finance Authority, RB,
Series S-2 (AGM), 5.00%, 1/15/37	850	831,835
New York City Transitional Finance Authority,
Refunding RB (AMBAC), Series B:
Future Tax, 5.00%, 11/01/11 (b)	5	5,205
Future Tax Secured, 5.00%, 5/01/30	3,260	3,274,311
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	5,175	4,564,609
New York State Dormitory Authority, Refunding RB,
School Districts Financing Program, Series A (AGM),
5.00%, 10/01/35	1,000	973,730
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
5.00%, 10/15/32	6,000	6,043,200
		21,873,675
Education — 36.0%
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	1,175	1,090,071
Herkimer County Industrial Development Agency
New York, RB, College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	961,940
Madison County Industrial Development Agency
New York, RB, Colgate University Project, Series A
(AMBAC), 5.00%, 7/01/30	1,000	1,008,860
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	2,500	2,528,800
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,029,550
New York City Trust for Cultural Resources, Refunding RB,
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	709,681
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	4,000	3,953,800
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	302,964
Cornell University, Series A, 5.00%, 7/01/40	250	250,538
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/14 (b)	2,500	2,835,400
Mount Sinai School of Medicine at NYU (NPFGC),
5.00%, 7/01/35	2,500	2,330,050
The New School (AGM), 5.50%, 7/01/43	1,365	1,369,832
New York University, Series 2 (AMBAC),
5.00%, 7/01/41	4,000	3,860,520
New York University, Series A (AMBAC),
5.00%, 7/01/37	2,500	2,446,100
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	2,999,790
New York State Dormitory Authority, Refunding RB,
Skidmore College, Series A, 5.00%, 7/01/27	135	136,513

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Trust for Cultural Resources, Refunding RB, American
Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	$ 1,000	$ 980,220
5.00%, 7/01/44	2,500	2,424,875
		31,219,504
Health — 17.3%
Dutchess County Industrial Development Agency,
RB, Vassar Brothers Medical Center (AGC),
5.50%, 4/01/30	500	491,850
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	330,002
New York State Dormitory Authority, MRB:
Hospital, Lutheran Medical (NPFGC),
5.00%, 8/01/31	4,500	4,376,340
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	5,000	4,864,550
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,220,075
NYU Hospital Center, Series A, 6.00%, 7/01/40	500	497,220
New York & Presbyterian Hospital (AGM),
5.25%, 2/15/31	500	508,050
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	350	339,122
New York State Dormitory Authority, Refunding RB:
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	458,815
Winthrop University Hospital Association, Series A
(AMBAC), 5.25%, 7/01/31	2,000	1,864,940
		14,950,964
State — 10.1%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	638,484
Series C, 5.00%, 12/15/31	1,500	1,523,265
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement,
Series A (AGM), 5.00%, 2/15/22	1,000	1,061,510
School Districts Financing Program, Series D
(NPFGC), 5.00%, 10/01/30	3,500	3,501,435
New York State Dormitory Authority, Refunding RB,
School Districts Financing Program, Series A (NPFGC),
5.00%, 4/01/31	2,000	1,987,380
		8,712,074
Transportation — 23.1%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,090,175
Series A (AGM), 5.00%, 2/15/47	605	528,377
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	750	835,410
Metropolitan Transportation Authority, Refunding RB:
Series A (AMBAC), 5.00%, 7/01/30	4,600	4,600,276
Series A (NPFGC), 5.25%, 11/15/31	4,250	4,223,098
Series B, 5.00%, 11/15/34	540	528,217
Transportation, Series E (NPFGC), 5.25%, 11/15/31	2,660	2,643,162
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	500	500,355
New York State Thruway Authority, Refunding RB,
Series H (AGM), 5.00%, 1/01/37	4,000	3,886,720
Port Authority of New York & New Jersey, RB,
Consolidated, 116th Series, 4.13%, 9/15/32	250	223,375
Triborough Bridge & Tunnel Authority, Refunding RB,
Series C, 5.00%, 11/15/38	1,000	980,810
		20,039,975

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock New York Municipal Income Quality Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities — 8.1%
Long Island Power Authority, RB, General, Series C
(CIFG), 5.25%, 9/01/29	$ 1,000	$ 1,033,620
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	2,000	2,154,940
General, Series F (NPFGC), 4.25%, 5/01/33	1,000	877,440
Series A (AGC), 5.75%, 4/01/39	1,690	1,750,671
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series EE,
5.38%, 6/15/43	700	709,793
Series DD, 5.00%, 6/15/32	500	504,525
		7,030,989
Total Municipal Bonds in New York		103,827,181
Guam — 0.7%
Utilities — 0.7%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	675	613,237
Puerto Rico — 16.3%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A (AGM), 5.00%, 8/01/40	500	463,050
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.77%, 8/01/41 (a)	1,500	199,905
		662,955
Education — 4.4%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	1,000	871,090
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
Refunding RB, Polytechnic University Project, Series A
(ACA), 5.00%, 8/01/32	3,800	2,983,836
		3,854,926
State — 4.4%
Commonwealth of Puerto Rico, GO, Refunding,
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,000	1,019,500
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.25%, 7/01/32	1,000	954,260
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	508,250
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	1,000	987,900
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.99%, 8/01/43 (a)	3,000	342,390
		3,812,300
Transportation — 3.7%
Puerto Rico Highway & Transportation Authority, RB,
Series Y (AGM), 6.25%, 7/01/21	2,000	2,184,140
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/29	1,000	1,001,070
		3,185,210

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 3.0%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	$ 500	$ 451,350
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC):
5.25%, 7/01/29	250	237,555
5.25%, 7/01/30	2,000	1,880,680
		2,569,585
Total Municipal Bonds in Puerto Rico		14,084,976
Total Municipal Bonds — 136.9%		118,525,394
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
New York — 20.1%
County/City/Special District/School District — 1.2%
City of New York New York, GO, Sub-Series C-3 (AGC),
5.75%, 8/15/28	1,000	1,082,870
Transportation — 17.8%
Metropolitan Transportation Authority, Refunding RB,
Series A (AGM), 5.00%, 11/15/30	6,080	6,041,878
Triborough Bridge & Tunnel Authority, Refunding RB
(NPFGC), 5.00%, 11/15/32	9,404	9,410,700
		15,452,578
Utilities — 1.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	495	522,254
Series FF-2, 5.50%, 6/15/40	405	416,807
		939,061
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 20.1%		17,474,509
Total Long-Term Investments
(Cost — $139,259,270) — 157.0%		135,999,903
Short-Term Securities
New York — 0.1%
City of New York New York, GO, Refunding, VRDN,
Sub-Series H-3 (AGM Insurance, State Street
Bank & Co. SBPA), 0.22%, 3/01/11 (d)	50	50,000
	Shares
Money Market Fund — 0.4%
BIF New York Municipal Money Fund, 0.0% (e)(f)	328,224	328,224
Total Short-Term Securities
(Cost — $378,224) — 0.5%		378,224
Total Investments (Cost — $139,637,494*) — 157.5%		136,378,127
Other Assets Less Liabilities — 1.4%		1,225,444
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (12.0)%		(10,418,303)
Preferred Shares, at Redemption Value — (46.9)%		(40,576,761)
Net Assets Applicable to Common Shares — 100.0%		$ 86,608,507

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 25

Schedule of Investments (concluded)
BlackRock New York Municipal Income Quality Trust (BSE)

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 129,328,229
Gross unrealized appreciation	$ 1,467,629
Gross unrealized depreciation	(4,826,234)
Net unrealized depreciation	$ (3,358,605)

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	1,077,827	(749,603)	328,224	$ 96

(f) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
37 30 Year U.S.	Chicago Board
Treasury Bond	of Trade	June 2011	$ 4,408,180 $ (44,539)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $135,999,903		— $135,999,903
Short-Term
Securities	$ 328,224	50,000	—	378,224
Total	$ 328,224 $136,049,903		— $136,378,127
[1] See above Schedule of Investments for values in each sector.
Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (44,539)	—	—	$ (44,539)
[2] Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 125.9%
Corporate — 14.5%
Chautauqua County Industrial Development Agency, RB,
Nrg Dunkirk Power Project, 5.88%, 4/01/42	$ 250	$ 239,008
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	103,246
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	750	762,007
7.75%, 8/01/31	1,000	1,020,200
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	1,100	1,073,248
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,035	2,062,065
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	500	475,700
		5,735,474
County/City/Special District/School District — 26.6%
Amherst Development Corp., RB, University at
Buffalo Foundation Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	250	223,138
4.63%, 10/01/40	140	117,981
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	511,340
Series D, 5.38%, 6/01/12 (b)	5	5,305
Series D, 5.38%, 6/01/32	2,035	2,039,111
Sub-Series G-1, 6.25%, 12/15/31	250	277,788
Sub-Series I-1, 5.38%, 4/01/36	450	457,501
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,050	880,330
(FGIC), 5.00%, 2/15/47	500	419,205
(NPFGC), 4.50%, 2/15/47	850	643,237
New York City Industrial Development Agency, PILOT, RB:
CAB, Yankee Stadium, (AGC), 6.43%, 3/01/41 (c)	5,155	792,117
CAB, Yankee Stadium, (AGC), 6.04%, 3/01/42 (c)	1,000	143,500
CAB, Yankee Stadium, (AGC), 6.47%, 3/01/43 (c)	2,000	267,080
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	100	103,381
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/39	750	598,732
Yankee Stadium, (FGIC), 5.00%, 3/01/46	175	148,820
New York City Transitional Finance Authority, RB,
Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	503,495
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	1,000	882,050
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project:
5.63%, 7/15/47	850	811,435
6.38%, 7/15/49	285	283,555
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1,
4.25%, 7/01/25	250	235,603
State University Dormitory Facilities, Series A,
5.00%, 7/01/39	150	146,219
		10,490,923
Education — 18.3%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	200	59,994
7.00%, 5/01/35	130	38,996

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	$ 175	$ 162,351
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	500	410,660
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology
Project, Series A, 4.75%, 3/01/26	200	189,504
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	250	260,885
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (f)	175	146,669
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	300	302,964
Cornell University, Series A, 5.00%, 7/01/40	150	150,323
Iona College (Syncora), 5.13%, 7/01/32	2,000	1,911,160
New York University, Series 1 (BHAC),
5.50%, 7/01/31	245	257,549
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	325	343,515
The New School (AGM), 5.50%, 7/01/43	400	401,416
University of Rochester, Series A, 5.13%, 7/01/39	215	211,044
Vassar College, 5.00%, 7/01/49	200	193,110
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	129,169
Skidmore College, Series A, 5.00%, 7/01/28	250	251,992
Teachers College, 5.50%, 3/01/39	350	353,608
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology Project,
5.00%, 3/01/26	150	145,382
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	550	501,039
Juilliard School, 5.00%, 1/01/39	550	549,961
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	250	251,428
		7,222,719
Health — 9.7%
Dutchess County Local Development Corp.,
Refunding RB, Health Quest System Inc., Series A,
5.75%, 7/01/30	350	350,221
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	150	117,912
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	279,232
New York State Dormitory Authority, RB:
New York State Association for Retarded
Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	191,606
New York University Hospital Center, Series A,
5.75%, 7/01/31	220	218,937
New York University Hospital Center, Series B,
5.63%, 7/01/37	260	250,144
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	450	436,014
North Shore-Long Island Jewish Health System,
Series A, 5.75%, 5/01/37	500	500,600
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	350	347,571
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	250	244,653
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	200	184,626

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 27

Schedule of Investments (continued)
BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Health (concluded)
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	$ 260	$ 231,626
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	500	474,845
		3,827,987
Housing — 12.9%
New York City Housing Development Corp., RB, Series A,
AMT, 5.50%, 11/01/34	2,500	2,473,675
New York Mortgage Agency, Refunding RB, Series 101,
AMT, 5.40%, 4/01/32	2,240	2,174,054
New York State HFA, RB, Highland Avenue Senior
Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	428,405
		5,076,134
State — 17.1%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	319,242
Series C, 5.00%, 12/15/31	250	253,878
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	350	338,537
New York State Dormitory Authority, RB, Mental Health
Services Facilities Improvement, Series A (AGM),
5.00%, 2/15/22	335	355,606
New York State Urban Development Corp., RB,
Personal Income Tax, State Facilities, Series A,
5.25%, 3/15/12 (b)	5,000	5,244,450
State of New York, GO, Series A, 5.00%, 2/15/39	250	249,995
		6,761,708
Tobacco — 8.4%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	1,445	1,189,380
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	2,000	2,142,800
		3,332,180
Transportation — 12.0%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	700	779,716
Series A, 5.63%, 11/15/39	250	256,660
Series B, 4.50%, 11/15/37	100	83,511
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	500	446,750
Consolidated, 126th Series AMT (NPFGC),
5.25%, 5/15/37	2,750	2,696,045
JFK International Air Terminal, 6.00%, 12/01/42	500	483,980
		4,746,662
Utilities — 6.4%
Long Island Power Authority, RB, General, Series C
(CIFG), 5.25%, 9/01/29	500	516,810
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	250	267,838
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series EE,
5.38%, 6/15/43	200	202,798
Series A (FGIC), 5.25%, 6/15/11 (b)	500	507,225
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City
Water Project, Series D, 5.13%, 6/15/31	1,000	1,009,860
		2,504,531
Total Municipal Bonds in New York		49,698,318

	Par
Municipal Bonds	(000)	Value
Guam — 1.9%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$ 225	$ 234,337
Tobacco — 0.4%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	200	171,546
Utilities — 0.9%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	350	333,536
Total Municipal Bonds in Guam		739,419
Multi-State — 6.9%
Housing — 6.9%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	2,500	2,718,150
Puerto Rico — 19.0%
County/City/Special District/School District — 3.6%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	1,250	1,234,875
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.76%, 8/01/41 (c)	1,400	186,578
		1,421,453
State — 12.3%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series A, 5.13%, 7/01/31	1,725	1,630,125
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (AMBAC) (c):
4.37%, 7/01/37	2,000	278,500
4.99%, 7/01/44	2,000	161,840
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series D:
5.25%, 7/01/12 (b)	1,980	2,100,899
5.25%, 7/01/27	720	682,128
		4,853,492
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	500	434,015
Transportation — 2.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series D, 5.25%, 7/01/12 (b)	750	796,320
Total Municipal Bonds in Puerto Rico		7,505,280
Total Municipal Bonds — 153.7%		60,661,167
Municipal Bonds Transferred to
Tender Option Bond Trusts (i)
New York — 1.1%
Utilities — 1.1%
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	405	427,299
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.1%		427,299
Total Long-Term Investments
(Cost — $61,843,025) — 154.8%		61,088,466

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (j)(k)	238,561	$ 238,561
Total Short-Term Securities
(Cost — $238,561) — 0.6%		238,561
Total Investments (Cost — $62,081,586*) — 155.4%		61,327,027
Other Assets Less Liabilities — 1.4%		535,997
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (0.7)%		(270,055)
Preferred Shares, at Redemption Value — (56.1)%		(22,126,549)
Net Assets Applicable to Common Shares — 100.0%		$ 39,466,420

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 61,719,368
Gross unrealized appreciation	$ 1,686,922
Gross unrealized depreciation	(2,349,161)
Net unrealized depreciation	$ (662,239)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(i) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	563,059	(324,498)	238,561	$ 37

(k) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized mar-
ket indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
17 30–Year U.S.	Chicago Board
Treasury Bond	of Trade	June 2011	$2,025,373 $ (20,469)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$61,088,466	—	$61,088,466
Short-Term
Securities	$ 238,561	—	—	238,561
Total	$ 238,561	$61,088,466	—	$61,327,027
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (20,469)	—	—	$ (20,469)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 29

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 144.0%
Corporate — 16.4%
Chautauqua County Industrial Development Agency, RB,
Nrg Dunkirk Power Project, 5.88%, 4/01/42	$ 500	$ 478,015
Essex County Industrial Development Agency New York,
RB, International Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	206,492
Essex County Industrial Development Agency New York,
Refunding RB, International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	597,863
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	750	722,430
New York City Industrial Development Agency, RB,
American Airlines Inc., JFK International Airport,
AMT (a):
7.63%, 8/01/25	1,600	1,625,616
7.75%, 8/01/31	1,500	1,530,300
New York Liberty Development Corp., RB, Goldman
Sachs Headquarters, 5.25%, 10/01/35	780	761,030
Port Authority of New York & New Jersey, RB, Continental
Airlines Inc. and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,880	2,918,304
Suffolk County Industrial Development Agency New York,
RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,378,500
		11,218,550
County/City/Special District/School District — 32.6%
Amherst Development Corp., RB, University at
Buffalo Foundation Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	500	446,275
4.63%, 10/01/40	275	231,748
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	511,340
Series B, 5.75%, 12/01/11 (b)	2,000	2,080,880
Sub-Series G-1, 6.25%, 12/15/31	250	277,787
Sub-Series I-1, 5.38%, 4/01/36	450	457,501
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,850	1,551,058
(FGIC), 5.00%, 2/15/47	500	419,205
(NPFGC), 4.50%, 2/15/47	250	189,188
New York City Industrial Development Agency,PILOT, RB:
CAB, Yankee Stadium, (AGC), 5.83%, 3/01/35 (c)	500	116,245
CAB, Yankee Stadium, (AGC), 6.04%, 3/01/42 (c)	2,000	287,000
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	100	103,381
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/39	1,000	798,310
Queens Baseball Stadium, (AMBAC),
5.00%, 1/01/46	1,300	1,014,650
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,309,087
Series S-2 (NPFGC), 4.50%, 1/15/31	2,500	2,349,525
Series S-2 (NPFGC), 4.25%, 1/15/34	250	219,765
New York City Transitional Finance Authority, Refunding
RB, Future Tax Secured, Series B, 5.00%, 11/01/27	5,000	5,201,150
New York Convention Center Development Corp., RB,
Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	2,750	2,509,815
5.00%, 11/15/44	250	220,513
New York Liberty Development Corp., Refunding RB,
Second Priority, Bank of America Tower at One Bryant
Park Project:
5.63%, 7/15/47	1,400	1,336,482
6.38%, 7/15/49	500	497,465
New York State Dormitory Authority, RB, State University
Dormitory Facilities, Series A, 5.00%, 7/01/39	250	243,698
		22,372,068

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education — 25.7%
Albany Industrial Development Agency, RB, New
Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	$ 345	$ 103,490
7.00%, 5/01/35	220	65,993
City of Troy New York, Refunding RB, Rensselaer
Polytechnic, Series A, 5.13%, 9/01/40	250	231,930
Dutchess County Industrial Development Agency
New York, RB, Vassar College Project,
5.35%, 8/01/11 (b)	1,000	1,030,920
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-2, 4.50%, 8/01/36	755	620,097
Geneva Industrial Development Agency New York,
RB, Hobart & William Smith Project, Series A,
5.38%, 2/01/33	3,250	3,190,362
Herkimer County Industrial Development Agency
New York, RB, College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	370,347
Nassau County Industrial Development Agency,
Refunding RB, New York Institute of Technology Project,
Series A, 4.75%, 3/01/26	350	331,632
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.38%, 6/01/23	1,500	1,517,280
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora),
5.13%, 7/01/30	2,000	1,976,900
Convent of the Sacred Heart (AGM),
5.75%, 11/01/40	500	504,940
The New School (AGM), 5.50%, 7/01/43	775	777,744
New School University (NPFGC), 5.00%, 7/01/31	1,425	1,389,389
Rochester Institute of Technology, Series A,
6.00%, 7/01/33	625	660,606
University of Rochester, Series A, 5.13%, 7/01/39	250	245,400
Vassar College, 5.00%, 7/01/49	400	386,220
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	258,338
Skidmore College, Series A, 5.25%, 7/01/29	200	204,472
Skidmore College, Series A, 5.25%, 7/01/31	300	304,524
Teachers College, 5.50%, 3/01/39	650	656,702
Suffolk County Industrial Development Agency,
Refunding RB, New York Institute of Technology Project,
5.00%, 3/01/26	410	397,376
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	925	842,656
Juilliard School, 5.00%, 1/01/39	1,050	1,049,926
Yonkers Industrial Development Agency New York,
RB, Sarah Lawrence College Project, Series A,
6.00%, 6/01/41	500	502,855
		17,620,099
Health — 19.8%
Clarence Industrial Development Agency, RB, Bristol
Village Project (Ginnie Mae), 6.00%, 1/20/44	1,660	1,677,065
Dutchess County Local Development Corp.,
Refunding RB, Health Quest System Inc., Series A,
5.75%, 7/01/40	300	288,081
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 5.00%, 12/01/27	250	196,520
Monroe County Industrial Development Corp., RB, Unity
Hospital of Rochester Project (FHA), 5.50%, 8/15/40	425	431,541
New York City Industrial Development Agency, RB,
Eger Harbor Project, Series A (Ginnie Mae):
4.95%, 11/20/32	1,070	1,036,958
5.88%, 5/20/44	975	996,879

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, MRB, St. Barnabas,
Series A (FHA), 5.00%, 2/01/31	$ 1,500	$ 1,459,365
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	490,535
New York Hospital Medical Center-Queens (FHA),
4.75%, 2/15/37	305	268,598
New York State Association for Retarded
Children, Inc., Series A, 6.00%, 7/01/32	350	362,026
New York University Hospital Center, Series A,
5.75%, 7/01/31	425	422,947
New York University Hospital Center, Series B,
5.63%, 7/01/37	530	509,908
North Shore-Long Island Jewish Health System,
Series A, 5.50%, 5/01/37	750	726,690
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,045,300
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	575	571,009
North Shore-Long Island Jewish Health System,
Series E, 5.50%, 5/01/33	500	489,305
Saratoga County Industrial Development Agency
New York, RB, Saratoga Hospital Project, Series B,
5.25%, 12/01/32	350	323,096
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
5.00%, 11/01/28	450	400,892
Westchester County Healthcare Corp. New York,
Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	150	148,280
Westchester County Industrial Development Agency
New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	750	712,267
		13,557,262
Housing — 3.2%
New York City Housing Development Corp., RB,
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,340,594
New York State HFA, RB, Highland Avenue Senior
Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	856,810
		2,197,404
State — 5.9%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	319,242
Series C, 5.00%, 12/15/31	500	507,755
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	800	773,800
New York State Urban Development Corp., RB, State
Personal Income Tax, Series B, 5.00%, 3/15/35	2,000	1,980,620
State of New York, GO, Series A, 5.00%, 2/15/39	500	499,990
		4,081,407
Tobacco — 8.1%
New York Counties Tobacco Trust III, RB, Tobacco
Settlement Pass-Thru, Turbo, 6.00%, 6/01/43	2,535	2,086,558
TSASC Inc. New York, RB, Tobacco Settlement
Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	3,250	3,482,050
		5,568,608
Transportation — 18.3%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	835,410
Series B, 4.50%, 11/15/37	500	417,555
Series D (AGM), 5.25%, 11/15/40	680	667,896
Metropolitan Transportation Authority, Refunding RB,
Series A:
5.00%, 11/15/30	5,000	4,974,800
(NPFGC), 5.25%, 11/15/31	1,250	1,242,087

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	$ 2,000	$ 1,787,000
Consolidated, 161st Series, 4.50%, 10/15/37	500	455,180
JFK International Air Terminal, 6.00%, 12/01/42	1,000	967,960
Special Project, JFK International Air Terminal,
Series 6 AMT (NPFGC), 6.25%, 12/01/13	1,000	1,050,130
Triborough Bridge & Tunnel Authority, RB, General
Purpose, Series A, 5.00%, 1/01/32	150	150,125
		12,548,143
Utilities — 14.0%
Long Island Power Authority, RB:
CAB (AGM), 5.23%, 6/01/28 (c)	3,515	1,509,025
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,033,620
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	500	535,675
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series EE,
5.38%, 6/15/43	400	405,596
Series B, 5.00%, 6/15/36	600	592,320
New York City Municipal Water Finance Authority,
Refunding RB, Series A, 5.13%, 6/15/34	4,000	4,003,920
New York State Environmental Facilities Corp.,
Refunding RB, Revolving Funds, New York City
Water Project, Series A, 5.00%, 6/15/37	1,500	1,503,525
		9,583,681
Total Municipal Bonds in New York		98,747,222
Guam — 1.8%
State — 0.7%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	485	505,127
Tobacco — 0.5%
Guam Economic Development & Commerce Authority,
Refunding RB, Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	321,649
Utilities — 0.6%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	400	381,184
Total Municipal Bonds in Guam		1,207,960
Multi-State — 6.1%
Housing — 6.1%
Centerline Equity Issuer Trust (f)(g):
5.75%, 5/15/15	500	525,320
6.00%, 5/15/15	1,500	1,571,190
6.00%, 5/15/19	1,000	1,042,110
6.30%, 5/15/19	1,000	1,046,300
Total Municipal Bonds in Multi-State		4,184,920
Puerto Rico — 9.5%
County/City/Special District/School District — 2.1%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (c)	750	185,805
First Sub-Series A, 6.50%, 8/01/44	1,000	1,039,330
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.77%, 8/01/41 (c)	1,500	199,905
		1,425,040
Housing — 1.5%
Puerto Rico Housing Finance Authority, Refunding
RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,000	1,002,780

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 31

Schedule of Investments (continued)
BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State — 3.1%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	$ 340	$ 330,058
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,000	997,560
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (c):
(AMBAC), 5.14%, 8/01/54	5,000	247,800
(NPFGC), 5.99%, 8/01/43	5,000	570,650
		2,146,068
Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.63%, 5/15/43	500	434,015
Transportation — 1.5%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series D, 5.38%, 7/01/12 (b)	1,000	1,063,420
Utilities — 0.7%
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/29	500	475,110
Total Municipal Bonds in Puerto Rico		6,546,433
Total Municipal Bonds — 161.4%		110,686,535
Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New York — 0.3%
Utilities — 0.3%
New York City Municipal Water Finance Authority, RB,
Fiscal 2009, Series A, 5.75%, 6/15/40	240	253,214
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 0.3%		253,214
Total Long-Term Investments
(Cost — $112,628,837) — 161.7%		110,939,749
Short-Term Securities	Shares
BIF New York Municipal Money Fund 0.00% (i)(j)	1,360,205	1,360,205
Total Short-Term Securities
(Cost — $1,360,205) — 2.0%		1,360,205
Total Investments (Cost — $113,989,042*) — 163.7%		112,299,954
Other Assets Less Liabilities — 1.3%		920,156
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (0.2)%		(160,033)
Preferred Shares, at Redemption Value — (64.8)%		(44,477,504)
Net Assets Applicable to Common Shares — 100.0%		$ 68,582,573

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 113,670,692
Gross unrealized appreciation	$ 2,355,659
Gross unrealized depreciation	(3,886,337)
Net unrealized depreciation	$ (1,530,678)

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(h) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(i) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	935,140	425,065	1,360,205	$ 151

(j) Represents the current yield as of report date.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
30 30 - Year U.S.	Chicago Board
Treasury Bond	of Trade	June 2011	$3,547,193 $ (36,120)

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock New York Municipal Income Trust II (BFY)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$110,939,749	—	$110,939,749
Short-Term
Securities	$ 1,360,205	—	—	1,360,205
Total	$ 1,360,205	$110,939,749	—	$112,299,954
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (36,120)	—	—	$(36,120)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 33

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 119.7%
Corporate — 12.3%
Chesterfield County EDA, RB, Virginia Electric Power Co.
Project, Series A, AMT, 5.60%, 11/01/31	$ 500	$ 464,705
Isle Wight County IDA Virginia, RB, Series A, AMT,
5.70%, 11/01/27	1,300	1,268,488
Louisa IDA, Refunding RB, Virginia Electric & Power Co.
Project, Series A, Mandatory Put Bonds,
5.38%, 11/01/35 (a)	1,000	1,077,790
		2,810,983
County/City/Special District/School District — 20.2%
Celebrate North Community Development Authority,
Special Assessment Bonds, Celebrate Virginia North
Project, Series B, 6.75%, 3/01/34	1,458	1,003,979
City of Portsmouth Virginia, GO, Refunding, Series D,
5.00%, 7/15/34	500	508,210
County of Prince William Virginia, RB,
5.00%, 6/01/12 (b)	500	528,360
Dulles Town Center Community Development Authority,
Special Assessment Bonds, Dulles Town Center
Project, 6.25%, 3/01/26	910	871,607
Fairfax County Redevelopment & Housing Authority, RB,
Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,510,350
White Oak Village Shops Community Development
Authority, Special Assessment Bonds, Special
Assessment, 5.30%, 3/01/17	205	204,998
		4,627,504
Education — 15.2%
Montgomery County EDA, Refunding RB, Virginia Tech
Foundation, Series A, 5.00%, 6/01/39	355	355,234
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	969,770
Washington & Lee University Project (NPFGC),
5.25%, 1/01/26	500	558,205
Washington & Lee University Project (NPFGC),
5.25%, 1/01/31	1,000	1,085,190
Virginia Small Business Financing Authority, RB,
Roanoke College, 5.75%, 4/01/41 (c)	500	503,135
		3,471,534
Health — 20.7%
Danville IDA Virginia, Refunding RB, Danville Regional
Medical Center (AMBAC), 5.25%, 10/01/28 (d)	1,000	1,135,750
Fairfax County EDA, Refunding RB, Goodwin House Inc.,
5.00%, 10/01/27	1,000	922,240
Henrico County EDA, Refunding RB, Bon Secours,
Series A, 5.60%, 11/15/30	1,440	1,406,290
Peninsula Ports Authority, Refunding RB, Virginia Baptist
Homes, Series C, 5.40%, 12/01/33	250	158,367
Roanoke Economic Development Authority, Refunding
RB, Carilion Health System, Series B (AGM),
5.00%, 7/01/38	500	466,825
Winchester IDA Virginia, RB, Valley Health System
Obligation, Series E, 5.63%, 1/01/44	650	638,950
		4,728,422
Housing — 13.0%
Virginia HDA, RB:
Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,021,550
Rental Housing, Series D, 4.60%, 9/01/40	500	449,505
Sub-Series H-1 (NPFGC), 5.38%, 7/01/36	1,500	1,500,855
		2,971,910

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
State — 8.5%
Virginia College Building Authority, RB, Public
Higher Education Financing Program, Series A,
5.00%, 9/01/33	$ 1,000	$ 1,018,790
Virginia Public School Authority, RB, School Financing:
6.50%, 12/01/35	360	394,096
1997 Resolution, Series B, 5.25%, 8/01/33	500	518,635
		1,931,521
Transportation — 10.7%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
5.50%, 2/01/31	465	432,041
Norfolk Airport Authority Virginia, RB, Series A (NPFGC),
5.13%, 7/01/31	1,500	1,493,325
Richmond Metropolitan Authority Virginia, Refunding RB
(NPFGC), 5.25%, 7/15/22	500	528,615
		2,453,981
Utilities — 19.1%
Fairfax County Water Authority, Refunding RB,
5.00%, 4/01/27	1,205	1,219,628
Virginia Resources Authority, RB:
Infrastructure, 5.13%, 5/01/27	635	641,350
Senior, Virginia Pooled Financing Program, Series B,
5.00%, 11/01/33	2,000	2,045,920
State Revolving Fund, 5.00%, 10/01/30	425	447,725
		4,354,623
Total Municipal Bonds in Virginia		27,350,478
District of Columbia — 7.5%
Transportation — 7.5%
Metropolitan Washington Airports Authority, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	290	272,786
First Senior Lien, Series A, 5.25%, 10/01/44	460	434,396
Series B, 5.00%, 10/01/29	1,000	1,011,090
Total Municipal Bonds in the District of Columbia		1,718,272
Guam — 0.9%
County/City/Special District/School District — 0.9%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	200	196,684
Total Municipal Bonds in Guam		196,684
Multi-State — 7.1%
Housing — 7.1%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (e)(f)	1,500	1,630,890
Total Municipal Bonds in Multi-State		1,630,890
Puerto Rico — 4.6%
Tobacco — 4.6%
Children’s Trust Fund, Refunding RB, Asset-Backed,
5.38%, 5/15/33	1,170	1,060,839
Total Municipal Bonds in Puerto Rico		1,060,839

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 0.4%
State — 0.4%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	$ 100	$ 82,407
Total Municipal Bonds in the U.S. Virgin Islands		82,407
Total Municipal Bonds — 140.2%		32,039,570
Municipal Bonds Transferred to
Tender Option Bond Trusts (g)
Virginia — 17.6%
Education — 8.9%
University of Virginia, Refunding RB, General,
5.00%, 6/01/40	2,000	2,032,700
Health — 8.7%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	999	1,008,411
Virginia Small Business Financing Authority, Refunding
RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	965,760
		1,974,171
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 17.6%		4,006,871
Total Long-Term Investments
(Cost — $35,951,966) — 157.8%		36,046,441
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.13% (h)(i)	233,190	233,190
Total Short-Term Securities
(Cost — $233,190) — 1.0%		233,190
Total Investments (Cost — $36,185,156*) — 158.8%		36,279,631
Other Assets Less Liabilities — 1.2%		268,788
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (8.9)%		(2,021,123)
Preferred Shares, at Redemption Value — (51.1)%		(11,675,507)
Net Assets — 100.0%		$ 22,851,789

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 34,080,691
Gross unrealized appreciation	$ 1,002,886
Gross unrealized depreciation	(823,562)
Net unrealized appreciation	$ 179,324

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Wells Fargo Bank	$503,135	$15,040

(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(h) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
FFI Institutional
Tax-Exempt Fund	164,857	68,333	233,190	$ 375

(i) Represents the current yield as of report date.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
8 10 - Year U.S.	Chicago Board
Treasury Note	of Trade	June 2011	$ 948,110 $ (4,265)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$36,046,441	—	$36,046,441
Short-Term
Securities	$ 233,190	—	—	233,190
Total	$ 233,190	$36,046,441	—	$36,279,631
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (4,265)	—	—	$ (4,265)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 35

Schedule of Investments February 28, 2011 (Unaudited)
The Massachusetts Health & Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 147.9%
Corporate — 4.2%
Massachusetts Development Finance Agency, RB, Ogden
Haverhill Project, Series A, AMT, 6.70%, 12/01/14	$ 255	$ 256,015
Massachusetts Health & Educational Facilities
Authority, RB, Cape Cod Healthcare Obligor (AGC),
5.00%, 11/15/31	1,000	930,380
		1,186,395
Education — 83.2%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC),
5.00%, 10/01/39	1,000	937,880
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	845,500
College of Pharmacy & Allied Health, Series D
(AGC), 5.00%, 7/01/27	500	507,760
Foxborough Regional Charter School, Series A,
7.00%, 7/01/42	250	252,183
Smith College, 5.00%, 7/01/35	2,000	2,007,600
WGBH Educational Foundation, Series A (AMBAC),
5.75%, 1/01/42	1,100	1,054,031
Massachusetts Development Finance Agency,
Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,438,920
Clark University (Syncora), 5.13%, 10/01/35	500	476,805
Harvard University, Series B-1, 5.00%, 10/15/40	350	358,313
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,696,574
Western New England, Series A (AGC),
5.00%, 9/01/33	250	237,685
Wheelock College, Series C, 5.25%, 10/01/37	1,000	872,250
Williston Northampton School Project (Syncora),
5.00%, 10/01/25	500	475,595
Worcester Polytechnic Institute (NPFGC),
5.00%, 9/01/27	1,985	1,967,393
Massachusetts Health & Educational Facilities
Authority, RB:
Harvard University, 5.13%, 7/15/12 (a)	155	164,771
Harvard University, 5.13%, 7/15/37	695	698,878
Harvard University, Series B, 5.00%, 10/01/38	400	407,172
Northeastern University, Series R, 5.00%, 10/01/33	225	214,169
Springfield College, 5.63%, 10/15/40	500	486,270
Tufts University, 5.38%, 8/15/38	1,000	1,027,490
University of Massachusetts, Series C (NPFGC),
5.13%, 10/01/34	230	224,604
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Berklee College of Music, Series A,
5.00%, 10/01/37	1,000	951,960
Boston College, Series N, 5.13%, 6/01/37	1,000	967,000
Harvard University, Series A, 5.50%, 11/15/36	100	106,248
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,141,300
Wellesley College, 5.00%, 7/01/33	1,500	1,509,450
Massachusetts Health & Educational Facilities Authority,
Wheaton College, Series D, 6.00%, 1/01/18	855	855,000
Massachusetts State College Building Authority, RB,
Series A (AMBAC), 5.00%, 5/01/31	1,000	1,007,630
Massachusetts State College Building Authority,
Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	853,652
		23,744,083

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Health — 45.1%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A,
6.75%, 7/01/21	$ 855	$ 868,355
First Mortgage, Overlook Communities, Series A,
6.13%, 7/01/12 (a)	850	923,950
Seven Hills Foundation & Affiliates (Radian),
5.00%, 9/01/35	375	288,056
Massachusetts Development Finance Agency, Refunding
RB, Carleton-Willard Village, 5.63%, 12/01/30	500	476,195
Massachusetts Health & Educational Facilities
Authority, RB:
Baystate Medical Center, Series F, 5.75%, 7/01/33	1,000	1,001,440
Berkshire Health System, Series E,
6.25%, 10/01/31	350	350,140
Berkshire Health System, Series F (AGC),
5.00%, 10/01/19	1,000	1,039,830
Children’s Hospital, Series M, 5.25%, 12/01/39	600	589,458
Children’s Hospital, Series M, 5.50%, 12/01/39	500	504,450
Lahey Clinic Medical Center, Series D,
5.25%, 8/15/37	1,000	933,700
Milford-Whitinsville Hospital, Series D,
6.35%, 7/15/12 (a)	750	815,152
Southcoast Health Obligation, Series D,
5.00%, 7/01/39	500	434,670
Winchester Hospital, 5.25%, 7/01/38	1,000	881,500
Massachusetts Health & Educational Facilities Authority,
Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	471,180
Christopher House, Series A, 6.88%, 1/01/29	455	414,346
Healthcare System, Covenant, 6.00%, 1/01/12 (a)	85	89,835
Healthcare System, Covenant, 6.00%, 1/01/12 (a)	170	179,670
Healthcare System, Covenant, 6.00%, 7/01/22	630	639,406
Healthcare System, Covenant, 6.00%, 7/01/31	315	312,414
Partners Healthcare System, Series B,
5.25%, 7/01/29	1,000	998,760
Massachusetts Industrial Finance Agency, RB, Age
Institute of Massachusetts Project, 8.05%, 11/01/25	655	655,229
		12,867,736
Housing — 9.4%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	495	456,078
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	970	927,427
Massachusetts HFA, Refunding RB, AMT:
Series 132, 5.38%, 12/01/27	400	400,700
Series C, 5.35%, 12/01/42	1,000	904,220
		2,688,425
State — 6.0%
Massachusetts Bay Transportation Authority, Refunding
RB, Senior Series A, 5.25%, 7/01/29	730	802,649
Massachusetts Development Finance Agency, ERB,
Middlesex School Project, 5.00%, 9/01/33	400	388,424
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	500	512,860
		1,703,933
Total Municipal Bonds in Massachusetts		42,190,572

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
The Massachusetts Health & Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 12.0%
County/City/Special District/School District — 3.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
First Sub-Series C:
6.00%, 8/01/39	$ 510	$ 507,904
(AGM), 5.13%, 8/01/42	500	471,370
		979,274
State — 3.5%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 5.75%, 8/01/37	1,000	987,900
Utilities — 5.1%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	908,270
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (BHAC), 5.25%, 7/01/25	500	531,115
		1,439,385
Total Municipal Bonds in Puerto Rico		3,406,559
Total Municipal Bonds — 159.9%		45,597,131
Municipal Bonds Transferred to
Tender Option Bond Trusts (b)
Massachusetts — 7.1%
State — 7.1%
Massachusetts School Building Authority, RB, Series A
(AGM), 5.00%, 8/15/30	2,010	2,036,006
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 7.1%		2,036,006
Total Long-Term Investments
(Cost — $48,676,285) — 167.0%		47,633,137
Short-Term Securities	Shares
BIF Massachusetts Municipal Money Fund (c)(d)	269,344	269,344
Total Short-Term Securities
(Cost — $269,344) — 0.9%		269,344
Total Investments (Cost — $48,945,629*) — 167.9%		47,902,481
Other Assets Less Liabilities — 1.6%		461,935
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.7)%		(1,339,738)
Preferred Shares, at Redemption Value — (64.8)%		(18,501,169)
Net Assets Applicable to Common Shares — 100.0%		$ 28,523,509

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 47,588,798
Gross unrealized appreciation	$ 579,871
Gross unrealized depreciation	(1,605,783)
Net unrealized depreciation	$ (1,025,912)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at August 31,	Net	at February 28,
Affiliate	2010	Activity	2011	Income
BIF Massachusetts
Municipal
Money Fund	1,455,666	(1,186,322)	269,344	—

(d) Represents the current yield as of report date.

• Financial futures contracts sold as of February 28, 2011 were as follows:

Notional Unrealized
Contracts Issue	Exchange	Expiration	Value Depreciation
12 10-Year U.S.	Chicago Board
Treasury Note	of Trade	June 2011	$1,422,165 $ (6,398)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$47,633,137	—	$47,633,137
Short-Term
Securities	$ 269,344	—	—	269,344
Total	$ 269,344	$47,633,137	—	$47,902,481
[1] See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate
contracts	$ (6,398)	—	—	$ (6,398)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 37

Statements of Assets and Liabilities

	BlackRock	BlackRock
	Maryland	MuniHoldings
	Municipal	New York
	Bond Trust	Quality Fund, Inc.
February 28, 2011 (Unaudited)	(BZM)	(MHN)
Assets
Investments at value — unaffiliated[1]	$ 44,760,847	$ 714,786,139
Investments at value — affiliated[2]	1,294,031	5,616,588
Cash pledged as collateral for financial futures contracts	20,000	585,000
Cash	—	—
Interest receivable	577,727	8,857,794
Income receivable — affiliated	26	195
Investments sold receivable	—	318,958
Prepaid expenses	2,284	19,195
Other assets	7,249	122,835
Total assets	46,662,164	730,306,704
Accrued Liabilities
Income dividends payable — Common Shares	162,939	2,456,470
Investment advisory fees payable	19,362	259,603
Bank overdraft	12,000	278
Officer's and Trustees' fees payable	8,938	77,484
Margin variation payable	1,094	33,000
Interest expense and fees payable	773	58,930
Other affiliates payable	237	3,753
Investments purchased payable	—	1,968,462
Other accrued expenses payable	29,366	—
Total accrued liabilities	234,709	4,857,980
Other Liabilities
Trust certificates[3]	1,500,000	71,712,600
Total Liabilities	1,734,709	76,570,580
Preferred Shares at Redemption Value
Preferred Shares at liquidation preference, plus unpaid dividends[4,5,6]	16,000,694	243,637,023
Net Assets Applicable to Common Shareholders	$ 28,926,761	$ 410,099,101
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[7,8,9]	$ 29,222,579	$ 458,296,092
Undistributed net investment income	608,429	9,888,410
Undistributed (accumulated) net realized gain (loss)	(80,821)	(31,515,714)
Net unrealized appreciation/depreciation	(823,426)	(26,569,687)
Net Assets Applicable to Common Shareholders	$ 28,926,761	$ 410,099,101
Net asset value per Common Share	$ 14.02	$ 13.27
[1] Investments at cost — unaffiliated	$ 45,578,941	$ 741,143,898
[2] Investments at cost — affiliated	$ 1,294,031	$ 5,616,588
[3] Represents short-term floating rate certificates issued by TOBs.
[4] Preferred Shares outstanding:
Par value $0.001 per share	640	—
Par value $0.01 per share	—	—
Par value $0.10 per share	—	9,745
[5] Preferred Shares at liquidation preference	$ 25,000	$ 25,000
[6] Preferred Shares authorized	unlimited	12,520
[7] Par value per Common Share	$ 0.001	$ 0.10
[8] Common Shares outstanding	2,062,522	30,898,990
[9] Common Shares authorized	unlimited	200 million

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	The
New Jersey	New York	New York	New York	Virginia	Massachusetts
Municipal	Municipal Income	Municipal	Municipal	Municipal	Health & Education
Bond Trust	Quality Trust	Bond Trust	Income Trust II	Bond Trust	Tax-Exempt Trust
(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)	(MHE)
$ 49,996,888	$ 136,049,903	$ 61,088,466	$ 110,939,749	$ 36,046,441	$ 47,633,137
553,213	328,224	238,561	1,360,205	233,190	269,344
30,000	125,000	60,000	100,000	20,000	60,000
—	—	—	—	—	6,011
659,893	1,576,607	788,956	1,312,669	577,710	615,955
24	17	24	27	15	—
—	2,535,867	—	—	349,792	—
2,588	20,422	3,136	18,919	1,802	4,226
21,897	4,930	6,888	7,589	4,402	—
51,264,503	140,640,970	62,186,031	113,739,158	37,233,352	48,588,673
180,903	463,705	227,849	414,221	130,529	164,530
21,113	56,993	25,788	42,625	15,219	18,248
12,000	—	15,000	—	9,000	—
8,313	6,694	8,640	9,507	5,807	85
1,313	6,937	3,188	5,625	875	1,313
655	9,800	157	93	1,507	143
264	681	323	580	195	248
—	2,460,578	—	—	488,095	—
50,529	41,811	42,219	46,490	35,213	39,833
275,090	3,047,199	323,164	519,141	686,440	224,400
719,783	10,408,503	269,898	159,940	2,019,616	1,339,595
994,873	13,455,702	593,062	679,081	2,706,056	1,563,995
18,776,534	40,576,761	22,126,549	44,477,504	11,675,507	18,501,169
$ 31,493,096	$ 86,608,507	$ 39,466,420	$ 68,582,573	$ 22,851,789	$ 28,523,509
$ 32,878,793	$ 91,999,453	$ 39,462,026	$ 70,348,684	$ 22,375,669	$ 29,766,594
641,067	1,644,486	815,760	1,471,874	493,548	593,643
61,260	(3,731,526)	(36,338)	(1,512,777)	(107,638)	(787,182)
(2,088,024)	(3,303,906)	(775,028)	(1,725,208)	90,210	(1,049,546)
$ 31,493,096	$ 86,608,507	$ 39,466,420	$ 68,582,573	$ 22,851,789	$ 28,523,509
$ 13.58	$ 13.35	$ 14.20	$ 13.83	$ 14.53	$ 12.14
$ 52,078,514	$ 139,309,270	$ 61,843,025	$ 112,628,837	$ 35,951,966	$ 48,676,285
$ 553,213	$ 328,224	$ 238,561	$ 1,360,205	$ 233,190	$ 269,344
751	1,623	885	1,779	467	—
—	—	—	—	—	370
—	—	—	—	—	—
$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 50,000
unlimited	unlimited	unlimited	unlimited	unlimited	unlimited
$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.01
2,319,264	6,485,389	2,778,649	4,960,734	1,572,634	2,350,429
unlimited	unlimited	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 39

Statements of Operations

	BlackRock	BlackRock
	Maryland	MuniHoldings
	Municipal	New York
	Bond Trust	Quality Fund, Inc.
Six Months Ended February 28, 2011 (Unaudited)	(BZM)	(MHN)
Investment Income
Interest	$ 1,225,249	$ 17,923,591
Income — affiliated	1,780	3,274
Total income	1,227,029	17,926,865
Expenses
Investment advisory	152,955	2,039,869
Professional	26,290	143,898
Transfer agent	7,290	23,884
Commissions for Preferred Shares	5,369	162,174
Accounting services	4,191	46,895
Printing	3,879	40,654
Custodian	2,680	16,085
Officer and Trustees	1,730	24,086
Registration	358	4,840
Miscellaneous	19,470	51,506
Total expenses excluding interest expense and fees	224,212	2,553,891
Interest expense and fees[1]	5,866	280,485
Total expenses	230,078	2,834,376
Less fees waived by advisor	(23,967)	(238,741)
Total expenses after fees waived	206,111	2,595,635
Net investment income	1,020,918	15,331,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(56,853)	(444,290)
Net change in unrealized appreciation/depreciation on:
Investments	(2,393,568)	(55,350,815)
Financial futures contracts	(5,332)	(211,928)
	(2,398,900)	(55,562,743)
Total realized and unrealized loss	(2,455,753)	(56,007,033)
Dividends and Distributions to Preferred Shareholders From
Net investment income	(32,391)	(507,310)
Net realized gain	(1,631)	(3,952)
Total dividends and distributions to Preferred Shareholders	(34,022)	(511,262)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (1,468,857)	$ (41,187,065)
[1] Related to TOBs.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	The
New Jersey	New York	New York	New York	Virginia	Massachusetts
Municipal	Municipal Income	Municipal	Municipal	Municipal	Health & Education
Bond Trust	Quality Trust	Bond Trust	Income Trust II	Bond Trust	Tax-Exempt Trust
(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)	(MHE)
$ 1,377,969	$ 3,480,357	$ 1,720,934	$ 3,000,308	$ 996,552	$ 1,259,049
372	287	294	447	544	—
1,378,341	3,480,644	1,721,228	3,000,755	997,096	1,259,049
169,272	385,243	205,698	316,580	124,309	122,541
26,280	44,586	30,034	37,038	23,126	22,425
8,864	9,034	8,646	8,252	8,596	13,054
11,824	24,338	13,032	31,689	6,230	14,017
6,361	12,622	6,039	8,193	1,912	5,273
5,102	11,456	6,090	9,517	3,630	4,079
3,482	5,037	3,494	4,829	3,131	1,726
2,177	4,850	2,413	4,110	1,433	1,617
487	4,394	4,439	1,024	321	501
18,292	20,021	19,516	22,544	15,627	14,366
252,141	521,581	299,401	443,776	188,315	199,599
2,983	40,625	1,855	660	12,230	4,269
255,124	562,206	301,256	444,436	200,545	203,868
(27,476)	(13,621)	(32,637)	(31,821)	(19,242)	(451)
227,648	548,585	268,619	412,615	181,303	203,417
1,150,693	2,932,059	1,452,609	2,588,140	815,793	1,055,632
114,417	(325,989)	102,465	(76,874)	(105,019)	(76,244)
(3,871,079)	(9,737,679)	(4,115,433)	(7,337,184)	(2,112,818)	(3,202,484)
(6,398)	(44,539)	(20,469)	(36,120)	(4,265)	(6,398)
(3,877,477)	(9,782,218)	(4,135,902)	(7,373,304)	(2,117,083)	(3,208,882)
(3,763,060)	(10,108,207)	(4,033,437)	(7,450,178)	(2,222,102)	(3,285,126)
(37,760)	(84,574)	(45,808)	(93,005)	(22,332)	(38,578)
(2,809)	—	(407)	—	(3,288)	—
(40,569)	(84,574)	(46,215)	(93,005)	(25,620)	(38,578)
$ (2,652,936)	$ (7,260,722)	$ (2,627,043)	$ (4,955,043)	$ (1,431,929)	$ (2,268,072)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 41

Statements of Changes in Net Assets

	BlackRock Maryland Municipal		BlackRock MuniHoldings New York
	Bond Trust (BZM)		Quality Fund, Inc. (MHN)
	Six Months		Six Months
	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended
	2011	August 31,	2011	August 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 1,020,918	$ 2,088,657	$ 15,331,230	$ 31,943,889
Net realized gain (loss)	(56,853)	449,866	(444,290)	(441,393)
Net change in unrealized appreciation/depreciation	(2,398,900)	2,210,199	(55,562,743)	38,026,973
Dividends and distributions to Preferred Shareholders from:
Net investment income	(32,391)	(64,833)	(507,310)	(994,537)
Net realized gain	(1,631)	—	(3,952)	—
Net increase (decrease) in net assets applicable to Common Shareholders
resulting from operations	(1,468,857)	4,683,889	(41,187,065)	68,534,932
Dividends and Distributions to Common Shareholders From
Net investment income	(977,265)	(1,757,802)	(14,720,709)	(26,885,338)
Net realized gain	(45,287)	—	(108,687)	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,022,552)	(1,757,802)	(14,829,396)	(26,885,338)
Capital Share Transactions
Reinvestment of dividends and distributions	68,967	113,254	1,262,324	220,939
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(2,422,442)	3,039,341	(54,754,137)	41,870,533
Beginning of period	31,349,203	28,309,862	464,853,238	422,982,705
End of period	$ 28,926,761	$ 31,349,203	$410,099,101	$464,853,238
Undistributed net investment income	$ 608,429	$ 597,167	$ 9,888,410	$ 9,785,199

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock New Jersey		BlackRock New York Municipal		BlackRock New York		BlackRock New York
Municipal Bond Trust (BLJ)		Income Quality Trust (BSE)		Municipal Bond Trust (BQH)		Municipal Income Trust II (BFY)
Six Months		Six Months		Six Months		Six Months
Ended	Year	Ended	Year	Ended	Year	Ended	Year
February 28,	Ended	February 28,	Ended	February 28,	Ended	February 28,	Ended
2011	August 31,	2011	August 31,	2011	August 31,	2011	August 31,
(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
$ 1,150,693	$ 2,423,696	$ 2,932,059	$ 5,921,344	$ 1,452,609	$ 2,952,260	$ 2,588,140	$ 5,224,782
114,417	406,930	(325,989)	(28,147)	102,465	56,605	(76,874)	(282,141)
(3,877,477)	3,328,634	(9,782,218)	7,960,451	(4,135,902)	2,995,199	(7,373,304)	6,454,641
(37,760)	(77,531)	(84,574)	(164,411)	(45,808)	(80,292)	(93,005)	(182,533)
(2,809)	—	—	—	(407)	(19,829)	—	—
(2,652,936)	6,081,729	(7,260,722)	13,689,237	(2,627,043)	5,903,943	(4,955,043)	11,214,749
(1,085,144)	(2,153,928)	(2,782,232)	(5,287,088)	(1,367,685)	(2,634,618)	(2,483,076)	(4,778,921)
(80,453)	—	—	—	(13,755)	(257,521)	—	—
(1,165,597)	(2,153,928)	(2,782,232)	(5,287,088)	(1,381,440)	(2,892,139)	(2,483,076)	(4,778,921)
34,562	109,800	34,961	72,998	65,826	193,068	148,656	120,935
(3,783,971)	4,037,601	(10,007,993)	8,475,147	(3,942,657)	3,204,872	(7,289,463)	6,556,763
35,277,067	31,239,466	96,616,500	88,141,353	43,409,077	40,204,205	75,872,036	69,315,273
$ 31,493,096	$ 35,277,067	$ 86,608,507	$ 96,616,500	$ 39,466,420	$ 43,409,077	$ 68,582,573	$ 75,872,036
$ 641,067	$ 613,278	$ 1,644,486	$ 1,579,233	$ 815,760	$ 776,644	$ 1,471,874	$ 1,459,815

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 43

Statements of Changes in Net Assets (concluded)

	BlackRock Virginia		The Massachusetts Health &
	Municipal Bond Trust (BHV)		Education Tax-Exempt Trust (MHE)
	Six Months		Six Months
	Ended	Year	Ended	Year
	February 28,	Ended	February 28,	Ended
	2011	August 31,	2011	August 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 815,793	$ 1,623,893	$ 1,055,632	$ 2,081,185
Net realized gain (loss)	(105,019)	281,039	(76,244)	186,532
Net change in unrealized appreciation/depreciation	(2,117,083)	1,580,295	(3,208,882)	2,879,578
Dividends and distributions to Preferred Shareholders from:
Net investment income	(22,332)	(38,099)	(38,578)	(79,429)
Net realized gain	(3,288)	(15,111)	—	—
Net increase (decrease) in net assets applicable to Common Shareholders
resulting from operations	(1,431,929)	3,432,017	(2,268,072)	5,067,866
Dividends and Distributions to Common Shareholders From
Net investment income	(782,445)	(1,511,124)	(986,666)	(1,947,321)
Net realized gain	(133,542)	(415,819)	—	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(915,987)	(1,926,943)	(986,666)	(1,947,321)
Capital Share Transactions
Reinvestment of dividends and distributions	58,906	152,628	39,361	43,301
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(2,289,010)	1,657,702	(3,215,377)	3,163,846
Beginning of period	25,140,799	23,483,097	31,738,886	28,575,040
End of period	$ 22,851,789	$ 25,140,799	$ 28,523,509	$ 31,738,886
Undistributed net investment income	$ 493,548	$ 482,532	$ 593,643	$ 563,255

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock Maryland Municipal Bond Trust (BZM)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.23	$ 13.81	$ 14.45	$ 14.91	$ 15.98	$ 16.11
Net investment income	0.50[1]	1.02[1]	0.96[1]	1.07[1]	1.08	1.07
Net realized and unrealized gain (loss)	(1.20)	1.29	(0.68)	(0.36)	(0.99)	(0.08)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.13)	(0.28)	(0.31)	(0.26)
Net realized gain	(0.00)[2]	—	(0.00)[2]	(0.01)	(0.00)[2]	—
Net increase (decrease) from investment operations	(0.72)	2.28	0.15	0.42	(0.22)	0.73
Dividends and distributions to Common Shareholders from:
Net investment income	(0.47)	(0.86)	(0.79)	(0.87)	(0.85)	(0.86)
Net realized gain	(0.02)	—	(0.00)[2]	(0.01)	(0.00)[2]	—
Total dividends and distributions to Common Shareholders	(0.49)	(0.86)	(0.79)	(0.88)	(0.85)	(0.86)
Net asset value, end of period	$ 14.02	$ 15.23	$ 13.81	$ 14.45	$ 14.91	$ 15.98
Market price, end of period	$ 14.81	$ 15.91	$ 15.35	$ 15.75	$ 17.43	$ 17.45
Total Investment Return[3]
Based on net asset value	(4.83)%[4]	16.80%	1.52%	2.60%	(1.85)%	4.57%
Based on market price	(3.76)%[4]	9.77%	3.53%	(4.33)%	5.08%	15.26%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.55%[6]	1.56%	1.83%	1.70%	1.54%	1.64%
Total expenses after fees waived and before fees paid indirectly[5]	1.39%[6]	1.35%	1.50%	1.32%	1.10%	1.17%
Total expenses after fees waived and paid indirectly[5]	1.39%[6]	1.35%	1.50%	1.32%	1.07%	1.11%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,7]	1.35%[6]	1.31%	1.39%	1.28%	1.07%	1.11%
Net investment income[5]	6.87%[6]	6.95%	7.62%	7.19%	6.87%	6.76%
Dividends paid to Preferred Shareholders	0.22%[6]	0.21%	1.04%	1.89%	1.94%	1.66%
Net investment income to Common Shareholders	6.65[6]	6.74%	6.58%	5.30%	4.93%	5.10%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 28,927	$ 31,349	$ 28,310	$ 29,488	$ 30,302	$ 32,354
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 16,000	$ 16,000	$ 16,000	$ 16,000	$ 18,000	$ 18,000
Portfolio turnover	6%	13%	9%	15%	7%	—
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 70,199	$ 73,985	$ 69,235	$ 71,083	$ 67,089	$ 69,950

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 45

Financial Highlights BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.09	$ 13.74	$ 13.92	$ 14.40	$ 14.96	$ 15.54
Net investment income[1]	0.50	1.04	0.94	0.98	1.00	1.03
Net realized and unrealized gain (loss)	(1.82)	1.21	(0.30)	(0.48)	(0.52)	(0.48)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.14)	(0.32)	(0.34)	(0.29)
Net realized gain	(0.00)[2]	—	—	—	—	—
Net increase (decrease) from investment operations	(1.34)	2.22	0.50	0.18	0.14	0.26
Dividends and distributions to Common Shareholders from:
Net investment income	(0.48)	(0.87)	(0.68)	(0.66)	(0.70)	(0.84)
Net realized gain	(0.00)[2]	—	—	—	—	—
Total dividends and distributions	(0.48)	(0.87)	(0.68)	(0.66)	(0.70)	(0.84)
Net asset value, end of period	$ 13.27	$ 15.09	$ 13.74	$ 13.92	$ 14.40	$ 14.96
Market price, end of period	$ 13.11	$ 15.17	$ 12.89	$ 12.12	$ 13.53	$ 14.62
Total Investment Return[3]
Based on net asset value	(8.98)%[4]	16.87%	5.19%	1.74%	1.12%	1.98%
Based on market price	(10.55)%[4]	25.24%	13.34%	(5.72)%	(2.78)%	1.36%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.32%[6]	1.29%	1.55%	1.65%	1.79%	1.73%
Total expenses after fees waived[5]	1.21%[6]	1.14%	1.35%	1.52%	1.71%	1.65%
Total expenses after fees waived and excluding interest
expense and fees[5,7]	1.08%[6]	1.02%	1.05%	1.15%	1.15%	1.15%
Net investment income[5]	7.16%[6]	7.24%	7.45%	6.90%	6.65%	6.94%
Dividends to Preferred Shareholders	0.24%[6]	0.23%	1.09%	2.24%	2.29%	1.93%
Net investment income to Common Shareholders	6.92%[6]	7.01%	6.36%	4.66%	4.36%	5.01%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 410,099	$ 464,853	$ 422,983	$ 428,547	$ 443,296	$ 460,638
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 243,625	$ 243,625	$ 243,625	$ 252,875	$ 313,000	$ 313,000
Portfolio turnover	10%	10%	18%	21%	24%	47%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 67,084	$ 72,703	$ 68,407	$ 67,379	$ 60,422	$ 61,799

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock New Jersey Municipal Bond Trust (BLJ)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.23	$ 13.53	$ 14.16	$ 15.38	$ 16.33	$ 16.26
Net investment income	0.50[1]	1.05[1]	1.05[1]	1.14[1]	1.15	1.16
Net realized and unrealized gain (loss)	(1.63)	1.61	(0.68)	(1.11)	(0.87)	0.18
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.14)	(0.29)	(0.29)	(0.24)
Net realized gain	(0.00)[2]	—	—	(0.00)[2]	—	(0.02)
Net increase (decrease) from investment operations	(1.15)	2.63	0.23	(0.26)	(0.01)	1.08
Dividends and distributions to Common Shareholders:
Net investment income	(0.47)	(0.93)	(0.86)	(0.95)	(0.94)	(0.95)
Net realized gain	(0.03)	—	—	(0.01)	—	(0.06)
Total dividends and distributions	(0.50)	(0.93)	(0.86)	(0.96)	(0.94)	(1.01)
Net asset value, end of period	$ 13.58	$ 15.23	$ 13.53	$ 14.16	$ 15.38	$ 16.33
Market price, end of period	$ 13.00	$ 15.63	$ 13.59	$ 14.76	$ 16.90	$ 18.30
Total Investment Return[3]
Based on net asset value	(7.59)%[4]	20.04%	2.50%	(2.12)%	(0.61)%	6.77%
Based on market price	(13.80)%[4]	22.65%	(1.23)%	(7.15)%	(2.54)%	21.74%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.56%[6]	1.54%	1.72%	1.67%	1.47%	1.59%
Total expenses after fees waived and before fees paid indirectly[5]	1.39%[6]	1.32%	1.36%	1.28%	1.03%	1.11%
Total expenses after fees waived and paid indirectly[5]	1.39%[6]	1.32%	1.36%	1.28%	1.00%	1.06%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,7]	1.37%[6]	1.31%	1.34%	1.26%	1.00%	1.06%
Net investment income[5]	7.03%[6]	7.32%	8.55%	7.64%	7.11%	7.24%
Dividends paid to Preferred Shareholders	0.23%[6]	0.24%	1.14%	1.97%	1.79%	1.50%
Net investment income to Common Shareholders	6.80%[6]	7.08%	7.41%	5.67%	5.32%	5.74%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 31,493	$ 35,277	$ 31,239	$ 32,584	$ 35,246	$ 37,263
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 18,775	$ 18,775	$ 18,775	$ 19,200	$ 20,225	$ 20,225
Portfolio turnover	9%	18%	28%	17%	35%	—
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 66,937	$ 71,974	$ 66,600	$ 67,439	$ 68,578	$ 71,067

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 47

Financial Highlights BlackRock New York Municipal Income Quality Trust (BSE)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 14.90	$ 13.61	$ 13.95	$ 14.58	$ 15.34	$ 15.30
Net investment income	0.45[1]	0.91[1]	0.88[1]	0.96[1]	0.99	1.00
Net realized and unrealized gain (loss)	(1.56)	1.23	(0.39)	(0.60)	(0.72)	(0.01)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.03)	(0.11)	(0.25)	(0.26)	—
Net realized gain	—	—	—	(0.01)	(0.02)	(0.24)
Net increase (decrease) from investment operations	(1.12)	2.11	0.38	0.10	(0.01)	0.75
Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)	(0.82)	(0.72)	(0.70)	(0.70)	(0.71)
Net realized gain	—	—	—	(0.03)	(0.05)	—
Total dividends and distributions	(0.43)	(0.82)	(0.72)	(0.73)	(0.75)	(0.71)
Net asset value, end of period	$ 13.35	$ 14.90	$ 13.61	$ 13.95	$ 14.58	$ 15.34
Market price, end of period	$ 12.64	$ 14.91	$ 13.15	$ 13.26	$ 14.12	$ 14.70
Total Investment Return[2]
Based on net asset value	(7.51)%[3]	16.04%	3.98%	0.80%	(0.06)%	5.46%
Based on market price	(12.49)%[3]	20.18%	5.70%	(1.07)%	1.01%	0.73%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.26%[5]	1.21%	1.53%	1.34%	1.21%	1.25%
Total expenses after fees waived and before fees paid indirectly[4]	1.23%[5]	1.12%	1.33%	1.09%	0.90%	0.92%
Total expenses after fees waived and paid indirectly[4]	1.23%[5]	1.12%	1.33%	1.09%	0.89%	0.90%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.13%[5]	1.03%	1.05%	0.99%	0.89%	0.90%
Net investment income[4]	6.65%[5]	6.45%	7.16%	6.59%	6.53%	6.63%
Dividends paid to Preferred Shareholders	0.19%[5]	0.18%	0.88%	1.74%	1.69%	1.58%
Net investment income to Common Shareholders	6.36%[5]	6.27%	6.28%	4.85%	4.84%	5.05%
Supplemental Data
Net assets applicable to Common Shareholders, end of year (000)	$ 86,609	$ 96,617	$ 88,141	$ 90,331	$ 94,314	$ 99,255
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 40,575	$ 40,575	$ 40,575	$ 41,675	$ 56,000	$ 56,000
Portfolio turnover	10%	8%	23%	24%	30%	9%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 78,364	$ 84,531	$ 79,309	$ 79,196	$ 67,107	$ 69,324

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock New York Municipal Bond Trust (BQH)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.65	$ 14.56	$ 14.71	$ 15.39	$ 16.02	$ 16.09
Net investment income	0.52[1]	1.07[1]	1.08[1]	1.14[1]	1.14	1.13
Net realized and unrealized gain (loss)	(1.45)	1.09	(0.24)	(0.57)	(0.56)	(0.02)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.14)	(0.29)	(0.29)	(0.25)
Net realized gain	(0.00)[2]	(0.01)	(0.00)[2]	(0.01)	—	—
Net increase (decrease) from investment operations	(0.95)	2.12	0.70	0.27	0.29	0.86
Dividends and distributions to Common Shareholders from:
Net investment income	(0.49)	(0.94)	(0.85)	(0.93)	(0.92)	(0.93
Net realized gain	(0.01)	(0.09)	(0.00)[2]	(0.02)	—	—
Total dividends and distributions to Common Shareholders	(0.50)	(1.03)	(0.85)	(0.95)	(0.92)	(0.93)
Net asset value, end of period	$ 14.20	$ 15.65	$ 14.56	$ 14.71	$ 15.39	$ 16.02
Market price, end of period	$ 13.99	$ 15.79	$ 14.32	$ 14.62	$ 16.32	$ 16.81
Total Investment Return[3]
Based on net asset value	(6.14)%[4]	15.18%	5.97%	1.62%	1.52%	5.51%
Based on market price	(8.35)%[4]	18.15%	4.87%	(4.76)%	2.60%	12.39%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.47%[6]	1.49%	1.61%	1.63%	1.47%	1.56%
Total expenses after fees waived and before fees paid indirectly[5]	1.31%[6]	1.27%	1.30%	1.25%	1.02%	1.09%
Total expenses after fees waived and paid indirectly[5]	1.31%[6]	1.27%	1.30%	1.25%	1.00%	1.06%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,7]	1.30%[6]	1.24%	1.25%	1.23%	1.00%	1.06%
Net investment income[5]	7.11%[6]	7.07%	8.06%	7.45%	7.16%	7.16%
Dividends paid to Preferred Shareholders	0.23%[6]	0.19%	1.01%	1.90%	1.81%	1.60%
Net investment income to Common Shareholders	6.88%[6]	6.88%	7.05%	5.55%	5.35%	5.56%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 39,466	$ 43,409	$ 40,204	$ 40,603	$ 42,160	$ 43,541
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 22,125	$ 22,125	$ 22,125	$ 22,400	$ 24,200	$ 24,200
Portfolio turnover	8%	22%	30%	19%	23%	12%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 72,062	$ 74,052	$ 70,431	$ 70,327	$ 68,560	$ 69,985

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 49

Financial Highlights BlackRock New York Municipal Income Trust II (BFY)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 15.33	$ 14.03	$ 14.28	$ 14.84	$ 15.47	$ 15.23
Net investment income	0.52	1.06[1]	1.06[1]	1.08[1]	1.07	1.06
Net realized and unrealized gain (loss)	(1.50)	1.25	(0.36)	(0.55)	(0.67)	0.14
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.04)	(0.15)	(0.29)	(0.30)	(0.25)
Net realized gain	—	—	—	(0.01)	—	—
Net increase (decrease) from investment operations	(1.00)	2.27	0.55	0.23	0.10	0.95
Dividends and distributions to Common Shareholders from:
Net investment income	(0.50)	(0.97)	(0.80)	(0.77)	(0.73)	(0.71)
Net realized gain	—	—	—	(0.02)	—	—
Total dividends and distributions to Common Shareholders	(0.50)	(0.97)	(0.80)	(0.79)	(0.73)	(0.71)
Net asset value, end of period	$ 13.83	$ 15.33	$ 14.03	$ 14.28	$ 14.84	$ 15.47
Market price, end of period	$ 13.67	$ 15.48	$ 14.00	$ 13.60	$ 14.22	$ 14.38
Total Investment Return[2]
Based on net asset value	(6.59)%[3]	16.69%	5.23%	1.70%	0.69%	6.93%
Based on market price	(8.56)%[3]	18.09%	10.26%	1.08%	3.80%	7.97%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.25%[5]	1.21%	1.33%	1.30%	1.25%	1.29%
Total expenses after fees waived and before fees paid indirectly[4]	1.16%[5]	1.13%	1.16%	1.13%	1.01%	1.05%
Total expenses after fees waived and paid indirectly[4]	1.16%[5]	1.13%	1.16%	1.13%	1.00%	1.02%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.16%[5]	1.13%	1.16%	1.13%	1.00%	1.02%
Net investment income[4]	7.30%[5]	7.21%	8.17%	7.33%	6.92%	6.96%
Dividends paid to Preferred Shareholders	0.26%[5]	0.25%	1.19%	1.94%	1.94%	1.66%
Net investment income to Common Shareholders	7.04%[5]	6.96%	6.98%	5.39%	4.98%	5.30%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 68,583	$ 75,872	$ 69,315	$ 70,544	$ 73,302	$ 76,393
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 44,475	$ 44,475	$ 44,475	$ 44,650	$ 44,650	$ 44,650
Portfolio turnover	13%	16%	16%	12%	27%	22%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 63,553	$ 67,651	$ 63,965	$ 64,508	$ 66,048	$ 67,775

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock Virginia Municipal Bond Trust (BHV)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 16.02	$ 15.05	$ 15.03	$ 15.57	$ 16.35	$ 16.34
Net investment income	0.52[1]	1.04[1]	1.02[1]	1.11[1]	1.11[1]	1.10
Net realized and unrealized gain (loss)	(1.42)	1.19	0.20	(0.45)	(0.68)	0.04
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.01)	(0.02)	(0.10)	(0.30)	(0.27)	(0.26)
Net realized gain	—	(0.01)	(0.05)	—	(0.02)	—
Net increase (decrease) from investment operations	(0.91)	2.20	1.07	0.36	0.14	0.88
Dividends and distributions to Common Shareholders from:
Net investment income	(0.50)	(0.96)	(0.89)	(0.90)	(0.87)	(0.87)
Net realized gain	(0.08)	(0.27)	(0.16)	—	(0.05)	—
Total dividends and distributions to Common Shareholders	(0.58)	(1.23)	(1.05)	(0.90)	(0.92)	(0.87)
Net asset value, end of period	$ 14.53	$ 16.02	$ 15.05	$ 15.03	$ 15.57	$ 16.35
Market price, end of period	$ 17.46	$ 18.77	$ 17.50	$ 19.50	$ 17.85	$ 18.45
Total Investment Return[2]
Based on net asset value	(6.19)%[3]	14.15%	6.94%	1.59%	0.21%	5.30%
Based on market price	(3.79)%[3]	15.02%	(4.16)%	14.97%	1.80%	12.23%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.70%[5]	1.57%	1.75%	1.70%	1.58%	1.68%
Total expenses after fees waived and before fees paid indirectly[4]	1.54%[5]	1.36%	1.45%	1.34%	1.14%	1.22%
Total expenses after fees waived and paid indirectly[4]	1.54%[5]	1.36%	1.45%	1.34%	1.09%	1.15%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.44%[5]	1.31%	1.37%	1.31%	1.09%	1.15%
Net investment income[4]	6.94%[5]	6.71%	7.43%	7.14%	6.85%	6.83%
Dividends paid to Preferred Shareholders	0.19%[5]	0.16%	0.72%	1.90%	1.69%	1.60%
Net investment income to Common Shareholders	6.75%[5]	6.55%	6.71%	5.24%	5.16%	5.23%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 22,852	$ 25,141	$ 23,483	$ 23,347	$ 24,053	$ 25,097
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 11,675	$ 11,675	$ 11,675	$ 12,175	$ 13,525	$ 13,525
Portfolio turnover	7%	26%	32%	11%	12%	5%
Asset coverage per Preferred Share at $25,000 liquidation preference,
end of period	$ 73,934	$ 78,836	$ 75,286	$ 72,948	$ 69,463	$ 71,404

1 Based on average Common Shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 51

Financial Highlights The Massachusetts Health & Education Tax-Exempt Trust (MHE)

	Six Months			Period
	Ended			January 1,
	February 28,	Year Ended August 31,		2008 to	Year Ended December 31,
	2011			August 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.52	$ 12.19	$ 12.55	$ 13.10	$ 13.90	$ 13.59	$ 13.74
Net investment income[1]	0.45	0.89	0.83	0.59	0.92	0.90	0.83
Net realized and unrealized gain (loss)	(1.39)	1.31	(0.43)	(0.58)	(0.82)	0.47	0.15
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.03)	(0.13)	(0.17)	(0.31)	(0.25)	(0.11)
Net realized gain	—	—	—	—	—	(0.03)	(0.01)
Net increase (decrease) from investment operations	(0.96)	2.17	0.27	(0.16)	(0.21)	1.09	0.86
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)	(0.84)	(0.63)	(0.39)	(0.59)	(0.68)	(0.78)
Net realized gain	—	—	—	—	(0.00)[2]	(0.10)	(0.13)
Total dividends and distributions to Common Shareholders	(0.42)	(0.84)	(0.63)	(0.39)	(0.59)	(0.78)	(0.91)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	—	(0.10)
Net asset value, end of period	$ 12.14	$ 13.52	$ 12.19	$ 12.55	$ 13.10	$ 13.90	$ 13.59
Market price, end of period	$ 12.36	$ 13.98	$ 12.00	$ 11.22	$ 11.95	$ 13.10	$ 13.60
Total Investment Return[3]
Based on net asset value	(7.22)%[4]	18.40%	3.29%	(1.01)%[4]	(1.23)%	8.30%	5.46%
Based on market price	(8.64)%[4]	24.37%	13.73%	(2.99)%[4]	(4.40)%	1.99%	(10.71)%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.39%[6]	1.39%	1.54%	1.77%[6]	1.47%	1.64%	1.30%
Total expenses after fees waived and paid indirectly[5]	1.39%[6]	1.38%	1.54%	1.77%[6]	1.47%	1.64%	1.30%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[5,7]	1.36%[6]	1.35%	1.45%	1.73%[6]	1.47%	1.64%	1.30%
Net investment income[5]	7.19%[6]	6.95%	7.50%	6.82%[6]	6.78%	6.61%	6.00%
Dividends paid to Preferred Shareholders	0.26%[6]	0.24%	1.22%	2.03%[6]	2.27%	2.07%	0.76%
Net investment income Common Shareholders	6.93%[6]	6.71%	6.28%	4.79%[6]	4.51%	4.54%	5.24%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 28,524	$ 31,739	$ 28,575	$ 29,416	$ 30,717	$ 32,581	$ 31,792
Preferred Shares outstanding at $50,000
liquidation preference, end of period (000)	$ 18,500	$ 18,500	$ 18,500	$ 18,500	$ 20,000	$ 20,000	$ 20,000
Portfolio turnover	9%	12%	12%	5%	18%	9%	16%
Asset coverage per Preferred Share at $50,000
liquidation preference, end of period	$ 127,094	$ 135,785	$ 127,234	$ 129,523	$ 126,835	$ 131,484	$ 129,506

1 Based on average Common Shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

52 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”), BlackRock
New York Municipal Income Quality Trust (“BSE), BlackRock Maryland
Municipal Bond Trust (“BZM”), BlackRock New Jersey Municipal Bond Trust
(“BLJ”), BlackRock New York Municipal Bond Trust (“BQH”), BlackRock
Virginia Municipal Bond Trust (“BHV”) (collectively the “Bond Trusts”),
BlackRock New York Municipal Income Trust II (“BFY”) and The Mass-
achusetts Health & Education Tax-Exempt Trust (“MHE”) (all, collectively the
“Trusts” or individually as a “Trust”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Trusts are organized as a Delaware statutory trusts except MHN and MHE, which are organized as a Maryland corporation and a Massachusetts business trust, respec-
tively. The Trusts' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each
Trust’s Board of Directors/Trustees are collectively referred to throughout this report as the “Board of Trustees” or the “Board.” The Trusts determine and make available for publication the net asset values of their Common
Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a
“when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not pro-
vide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Trusts may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, inc-
luding the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments, if any.

Municipal Bonds Transferred to TOBs: The Trusts leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB
Residuals held by a Trust include the right of a Trust (1) to cause the hold-
ers of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-
term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be terminated without the consent of a Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.
During the six months ended February 28, 2011, no TOBs that the Trusts participated in were terminated without the consent of the Trusts.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Trust, which typically invests the cash in additional municipal bonds. Each Trust's transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Trusts'
Schedules of Investments and the proceeds from the issuance of the

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 53

Notes to Financial Statements (continued)

short-term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the
Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.
At February 28, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

Underlying
	Municipal Bonds	Liability	Range of
	Transferred	for Trust	Interest
	to TOBs	Certificates	Rates
BZM	$ 3,012,600	$ 1,500,000	0.40%
MHN	$134,721,316	$71,712,600	0.26% – 0.36%
BLJ	$ 1,212,068	$ 719,783	0.32% – 0.33%
BSE	$ 17,474,509	$10,408,503	0.26% – 0.36%
BQH	$ 427,299	$ 269,898	0.26%
BFY	$ 253,214	$ 159,940	0.26%
BHV	$ 4,006,871	$ 2,019,616	0.22% – 0.26%
MHE	$ 2,036,006	$ 1,339,595	0.26%

For the six months ended February 28, 2011, the Trusts' average trust cer-
tificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
BZM	$ 1,500,000	0.79%
MHN	$71,712,600	0.79%
BLJ	$ 719,783	0.84%
BSE	$10,408,503	0.79%
BQH	$ 466,306	0.80%
BFY	$ 159,940	0.83%
BHV	$ 3,171,550	0.78%
MHE	$ 1,339,595	0.64%

Should short-term interest rates rise, the Trusts' investments in TOBs may adversely affect the Trusts' net investment income and dividends to
Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Trusts' net asset values per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Trusts either deliver collateral or segregate assets in con-
nection with certain investments (e.g financial futures contracts) the Trusts will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.
Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distribu-
tions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Trust's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on each Trusts' US federal tax returns remains open for each of the four years ended August 31, 2010 (two years ended August 31, 2010, the period ended August 31, 2008 and the year ended December 31, 2007 for MHE). The statutes of limitations on each Trusts' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Trust's Board, non-interested Directors/Trustees (“Independent Trustees”)
may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-
End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the
Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of each
Trust. Each Trust may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust's deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distribu-
tions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.The
Trusts have an arrangement with the custodian whereby fees may be

54 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as interest rate risk.
These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Trusts purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk),
Financial futures contracts are agreements between the Trusts and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or pay-
ments are known as margin variation and are recorded by the Trusts as unrealized appreciation or depreciation. When the contract is closed, the
Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures con-
tracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
Fair Values of Derivative Instruments as of February 28, 2011

					Liability Derivatives
		BZM	MHN	BLJ	BSE	BQH	BFY	BHV	MHE
	Statement of Assets and
	Liabilities Location
Interest rate	Net unrealized
contracts:	appreciation/deprecation*	$ 5,332	$211,928	$ 6,398	$ 44,539	$ 20,469	$ 36,120	$ 4,265	$ 6,398
* Includes cumulative appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the
Statement of Assets and Liabilities.
The Effect of Derivative Instruments in the Statements of Operations
Six Months Ended February 28, 2011

					Net Realized Gain from
		BZM	MHN	BLJ	BSE	BQH	BFY	BHV	MHE
Interest rate contracts:
Financial futures contracts		$ 5,332	$211,928	$ 6,398	$ 44,539	$ 20,469	$ 36,120	$ 4,265	$ 6,398
For the six months ended February 28, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:
		BZM	MHN	BLJ	BSE	BQH	BFY	BHV	MHE
Financial futures contracts:
Average number of contracts sold		5	88	6	19	9	15	4	6
Average notional value of contracts sold		$ 592,569	$10,484,286	$711,082	$2,204,090	$1,012,687	$1,787,097	$474,055	$711,082

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Trusts for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Trusts' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each

Trust. For such services, each Trust pays the Manager a monthly fee at the following annual rates of each Trust's average weekly net assets except
MHN and MHE, which are based upon average daily net assets as follows:

BZM	0.65%
MHN	0.55%
BLJ	0.65%
BSE	0.55%
BQH	0.65%
BFY	0.55%
BHV	0.65%
MHE	0.50%

Average weekly net assets and average daily net assets are the average weekly value or the average daily value of each Trust's total assets minus the sum of its accrued liabilities.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 55

Notes to Financial Statements (continued)

The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of net assets applicable to Common Shareholders. This amount is included in fees waived by advisor in the Statements of Operations. For the six months ended February 28, 2011 the waiver was $224,725.

The Manager voluntarily agreed to waive a portion of the investment advi-
sory fees for certain other funds. With respect to BSE, the waiver, as a per-
centage of its average weekly net assets was as follows: 0.05% through
October 2010. With respect to Bond Trusts, the waiver, as a percentage of average weekly net assets, is as follows, 0.10% through April 2011 and
0.05% through April 2012. With respect to BFY, the waiver, as a percentage of its average weekly net assets is 0.05% through July 2012. For the six months ended February 28, 2011 the Manager waived the following amounts, which are included in the fees waived by advisor Statements of
Operations.

BZM	$23,049
BLJ	$ 1,434
BSE	$12,295
BQH	$31,646
BFY	$25,898
BHV	$19,125

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Trust's investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations. For the six months ended February 28, 2011, the amounts waived were as follows:

BZM	$ 918
MHN	$14,016
BLJ	$26,042
BSE	$ 1,326
BQH	$ 991
BFY	$ 5,923
BHV	$ 117
MHE	$ 451

The Manager entered into a separate sub-advisory agreement with
BlackRock Investment Management LLC (“BIM”) for MHN and MHE and
and BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Manager. The Manager pays BIM and BFM for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Trust to the Manager.

For the period September 1, 2010 through December 31, 2010, each Trust reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BZM	$ 129
MHN	$2,281
BLJ	$ 176
BSE	$ 434
BQH	$ 207
BFY	$ 377
BHV	$ 129
MHE	$ 167

Effective January 1, 2011, the Trusts no longer reimburse the Manager for accounting services.

Certain officers and/or trustees of the Trusts are officers and/or directors of
BlackRock or its affiliates. The Trusts reimburse the Manager for compensa-
tion paid to the Trusts' Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities and US government securities for the six months ended February 28, 2011, were as follows:

	Purchases	Sales
BZM	$ 3,127,787	$ 2,600,974
MHN	$76,776,153	$70,941,950
BLJ	$ 4,800,026	$ 4,799,535
BSE	$14,564,883	$13,975,246
BQH	$ 4,999,805	$ 5,849,141
BFY	$14,416,145	$14,797,169
BHV	$ 2,756,484	$ 4,267,062
MHE	$ 4,875,261	$ 4,337,947

5. Capital Loss Carryforward:

As of August 31, 2010, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires August 31,	MHN	BSE	BFY	MHE
2013	$15,054,033	—	—	—
2014	1,097,743	—	—	—
2015	2,782,666	—	$ 70,160	$ 35,869
2016	710,089	—	383,137	285,683
2017	4,069,997	$1,631,721	254,346	375,230
2018	3,861,956	1,544,362	357,549	32,672
Total	$27,576,484	$3,176,083	$1,065,192	$729,454

Under the recently enacted Regulated Investment Company Modernization
Act of 2010, capital losses incurred by the Trusts after August 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of
Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social

56 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Trusts may be exposed to counter-
party credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Trusts' Statements of Assets and Liabilities, less any collat-
eral held by the Trusts.

As of February 28, 2011, BZM invested a significant portion of its assets in securities in the County/City/Special District/School District and Health
sectors. MHN invested a significant portion of its assets in securities in the
County/City/Special District/School District and Transportation sectors. BLJ invested a significant portion of its assets in securities in the State and
Transportaion sectors. BSE invested a significant portion of its assets in securities in the Education and Transportation sectors. BQH invested a sig-
nificant portion of its assets in securities in the State sector. BFY invested a significant portion of its assets in securities in the County/City/Special
District/School District sector. MHE invested a significant portion of its assets in securities in the Health and Education sectors. Changes in eco-
nomic conditions affecting the County/City/Special District/School District,
Education, Health, State and Transportation sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

The Trusts, except MHN, are authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for the Trusts, except MHN and MHE, is
$0.001 per share ($0.10 for MHN and $0.01 for MHE). Each Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

For the six months ended February 28, 2011 and the year ended August
31, 2010, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months	Year
	Ended	Ended
	February 28,	August 31,
	2011	2010
BZM	4,563	7,640
MHN	88,688	15,164
BLJ	2,281	7,707
BSE	2,348	5,123
BQH	4,265	12,821
BFY	10,198	8,339
BHV	3,363	8,764
MHE	3,013	3,349

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Articles of
Amendment/Statement of Preferences/Certificates of Vote of Trustees (the
“Governing Instrument”) are not satisfied.

From time to time in the future, each Trust may effect repurchases of its
Preferred Shares at prices below their liquidation preference as agreed upon by the Trust and seller. Each Trust also may redeem its Preferred
Shares from time to time as provided in the applicable Governing
Instrument. Each Trust intends to effect such redemptions and/or repur-
chases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding
Preferred Shares, voting separately as a class would be required to (a)
adopt any plan of reorganization that would adversely affect the Preferred
Shares, (b) change a Trust's sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effec-
tive yields and reset frequency as of February 28, 2011:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
BZM	R-7	640	0.40%	7
MHN	A	1,479	0.41%	7
	B	1,479	0.40%	7
	C	2,366	0.43%	7
	D	2,864	0.40%	7
	E	1,557	0.43%	7
BLJ	M-7	751	0.43%	7
BSE	R-7	1,623	0.40%	7
BQH	T-7	885	0.43%	7
BFY	W-7	1,779	0.41%	7
BHV	R-7	467	0.40%	7
MHE	A	185	0.41%	7
	B	185	0.43%	7

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 57

Notes to Financial Statements (concluded)

the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of 110% of the AA commercial paper rate or 100% of 90% of the Kenny S&P 30-day High Grade Index divided by 1.00 minus the marginal tax rate. The low, high and average divi-
dend rates on the Preferred Shares for each Trust for the six months ended
February 28, 2011 were as follows:

	Series	Low	High	Average
BZM	R-7	0.37%	0.50%	0.42%
MHN	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%
	C	0.37%	0.50%	0.42%
	D	0.37%	0.50%	0.42%
	E	0.37%	0.50%	0.42%
BLJ	M-7	0.37%	0.50%	0.42%
BSE	R-7	0.37%	0.50%	0.42%
BQH	T-7	0.37%	0.50%	0.42%
BFY	W-7	0.37%	0.50%	0.42%
BHV	R-7	0.37%	0.50%	0.42%
MHE	A	0.37%	0.50%	0.42%
	B	0.37%	0.50%	0.42%

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.37% to 0.50%
for the six months ended February 28, 2011. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Trust's auction rate preferred shares than buyers. A successful auction for the Trusts' Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declara-
tion, distribution or purchase, asset coverage with respect to the outstand-
ing Preferred Shares is less than 200%.

The Trusts pay commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate prin-
cipal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

Preferred shares issued and outstanding remained constant for the six months ended February 28, 2011 and the year ended August 31, 2010 for all Trusts.

8. Subsequent Events:

Management's evaluation of the impact of all subsequent events on the
Trusts' financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 1, 2011 to
Common Shareholders of record on March 15, 2011 as follows:

Common
Dividend
Per Share
BZM	$0.0790
MHN	$0.0795
BLJ	$0.0780
BSE	$0.0715
BQH	$0.0820
BFY	$0.0835
BHV	$0.0830
MHE	$0.0700

The dividends declared on Preferred Shares for the period March 1, 2011 to March 31, 2011 were as follows:

		Dividends
	Series	Declared
BZM	R-7	$ 1,215
MHN	A	$12,249
	B	$12,237
	C	$19,570
	D	$23,694
	E	$12,878
BLJ	M-7	$ 6,212
BSE	R-7	$13,428
BQH	T-7	$ 7,320
BFY	W-7	$14,754
BHV	R-7	$ 3,864
MHE	A	$ 3,061
	B	$ 3,057

58 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Trustee
Richard S. Davis, Trustee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Anne F. Ackerley, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
WIlmington, DE 19809

Sub-Advisors
BlackRock Financial Management, Inc.1
New York, NY 10055

BlackRock Investment Management, LLC2
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
BNY Mellon Shareowner Services2
Jersey City, NJ 07310

Computershare Trust Company, N.A.1
Providence, RI 02940

Auction Agent
Preferred Shares
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

1 For all Trusts except MHN and MHE.
2 For MHN and MHE.
3 For all Trusts except MHN.
4 For MHN.

Effective February 11, 2011, John M. Perlowski became President and
Chief Executive Officer of the Trusts.

Effective November 10, 2010, Ira Shapiro became Secretary of the Trusts.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 59

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect trustee/director nominees for each Trust/Fund. Due to a lack of quorum of Preferred Shares, action on the proposal regarding the Preferred Shares nominees' election for MHE was subsequently adjourned to October 5, 2010; and action on the proposal regarding Preferred Shares nominees' election for MHE was additionally adjourned to November 2, 2010. There were no broker non-votes with regard to any of the Trusts/Funds.

Approved the Class III Trustees as follows:

	Richard E. Cavanagh			Kathleen F. Feldstein				Henry Gabbay
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
BZM	1,965,758	48,556	0	1,964,658	49,656	0	1,961,326	52,988	0
BLJ	2,029,676	53,043	0	2,029,676	53,043	0	2,029,676	53,043	0
BSE	5,479,372	311,359	0	5,481,854	308,877	0	5,472,133	318,598	0
BQH	2,458,332	54,113	0	2,447,250	65,195	0	2,459,232	53,213	0
BFY	4,240,327	160,500	0	4,239,827	161,000	0	4,240,527	160,300	0
BHV	1,522,050	11,787	0	1,515,208	18,629	0	1,508,250	25,587	0

		Jerrold B. Harris
		Votes
	Votes For	Withheld	Abstain
BZM	1,965,434	48,880	0
BLJ	2,029,676	53,043	0
BSE	5,473,126	317,605	0
BQH	2,459,232	53,213	0
BFY	4,241,027	159,800	0
BHV	1,520,800	13,037	0

For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are
Richard S. Davis, Frank J. Fabozzi, James T. Flynn, R. Glenn Hubbard, W. Carl Kester and Karen P. Robards.

Approved the Directors/Trustees as follows:

	Richard E. Cavanagh				Richard S. Davis			Frank J. Fabozzi
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MHN	25,436,503	1,034,036	0	25,760,403	710,136	0	2,528	1,961	0
MHE[1]	2,025,241	129,096	0	2,028,244	126,093	0	106	0	0
	Kathleen F. Feldstein				James T. Flynn			Henry Gabbay
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MHN	25,418,058	1,052,481	0	25,724,320	746,219	0	25,716,249	754,290	0
MHE	2,019,028	135,309	0	2,020,114	134,223	0	2,028,244	126,093	0
		Jerrold B. Harris			R. Glenn Hubbard			W. Carl Kester
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
MHN	25,489,078	981,461	0	25,661,033	809,506	0	2,528	1,961	0
MHE¹	2,022,031	132,306	0	2,019,028	135,309	0	106	0	0
		Karen P. Robards
		Votes
	Votes For	Withheld	Abstain
MHN	25,653,675	816,864	0
MHE	2,025,178	129,159	0

1 Due to the lack of a quorum of Preferred Shares, MHE was unable to act on the election of the two directors reserved for election solely by the Preferred Shareholders for the Trust.
Accordingly, Frank J. Fabozzi and W. Carl Kester will remain in office and continue to serve as trustees for the Trust.

60 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Additional Information (continued)

Trust Certification

Those Trusts listed for trading on the New York Stock Exchange (“NYSE”)
have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the Securities and Exchange Commission (“SEC”) the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

General Information

On July 29, 2010, the Manager announced that a derivative complaint had been filed by shareholders of BSE and BQH on July 27, 2010 in the
Supreme Court of the State of New York, New York County. The complaint names the Manager, BlackRock, Inc. and certain of the trustees, officers and portfolio managers of BSE and BQH as defendants. The complaint alleges, among other things, that the parties named in the complaint breached fiduciary duties owed to BSE and BQH and their Common
Shareholders by redeeming auction-market preferred shares, auction rate preferred securities, auction preferred shares and auction rate securities
(collectively, “AMPS”) at their liquidation preference. The complaint seeks unspecified damages for losses purportedly suffered by BSE and BQH as a result of the prior redemptions and injunctive relief preventing BSE and
BQH from redeeming AMPS at their liquidation preference in the future.
The Manager, BlackRock, Inc. and the other parties named in the complaint believe that the claims asserted in the complaint are without merit and intend to vigorously defend themselves in the litigation.

The Trusts do not make available copies of their Statements of Additional
Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

Other than the revisions discussed in the Board Approvals on page 62, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of controls of the Trusts that were not approved by the sharehold-
ers or in the principal risk factors associated with investment in the Trusts.
There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regard-
ing the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please
call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 61

Additional Information (continued)

Board Approvals

On September 1, 2010, the Board of Directors/Trustees (the “Boards”) of
MHN and BSE (the “Insured Trusts”) approved changes to certain invest-
ment policies of the Insured Trusts.

Historically, under normal market conditions, each Insured Trust has been required to invest at least 80% of its assets in municipal bonds either (i) insured under an insurance policy purchased by the Insured
Trust or (ii) insured under an insurance policy obtained by the issuer of the municipal bond or any other party. In September 2008, the Insured
Trusts adopted an amended investment policy of purchasing only munici-
pal bonds insured by insurance providers with claims-paying abilities rated investment grade at the time of investment (the “Insurance
Investment Policy”).

Following the onset of the credit and liquidity crises, the claims-paying ability rating of most of the municipal bond insurance providers has been lowered by the rating agencies. These downgrades have called into question the long-term viability of the municipal bond insurance market, which has the potential to severely limit the ability of the Manager, to manage the
Insured Trusts under the Insurance Investment Policy.

As a result, on September 1, 2010, the Manager recommended, and the
Boards of the Insured Trusts approved, the removal of the Insurance
Investment Policy. As a result of this investment policy change, the Insured
Trusts will not be required to dispose of assets currently held within the
Insured Trusts. The Insured Trusts will maintain, and have no current inten-
tion to amend, their investment policy of, under normal market conditions, generally investing in municipal obligations rated investment grade at the time of investment.

As each Insured Trust increases the amount of its assets that are invested in municipal obligations that are not insured, each Insured Trust’s share-
holders will be exposed to the risk of the failure of such securities’ issuers to pay interest and repay principal and will not have the benefit of protec-
tion provided under municipal bond insurance policies. As a result, share-
holders will be more dependent on the analytical ability of the Manager to evaluate the credit quality of issuers of municipal obligations in which each Insured Trust invests. The Boards believe that the amended invest-
ment policy is in the best interests of each Insured Trust and its sharehold-
ers because it believes that the potential benefits from increased flexibility outweigh the potential increase in risk from the lack of insurance policies provided by weakened insurance providers. Of course, the new investment policy cannot assure that each Insured Trust will achieve its investment objective.

As disclosed in each Insured Trust’s prospectus, each Insured Trust is required to provide shareholders 60 days notice of a change to the
Insurance Investment Policy. Accordingly, a notice describing the changes discussed above was mailed to shareholders of record as of September 1,
2010. The new investment policy took effect on November 9, 2010. The
Manager has been gradually repositioning each Insured Trust’s portfolios over time, and during such period, each Insured Trust may continue to hold a substantial portion of its assets in insured municipal bonds. At this time, the repositioning of each Insured Trust’s portfolio is still taking place, and the Insured Trusts will continue to be subject to risks associated with investing a substantial portion of their assets in insured municipal bonds until the repositioning is complete. No action is required by shareholders of the Insured Trusts in connection with this change.

In connection with this change in non-fundamental policy, each of the
Insured Trusts underwent a name change to reflect its new portfolio characteristics.

Each Insured Trust continues to trade on the New York Stock Exchange under its current ticker symbol.

The approved changes did not alter any Insured Trust’s investment objective.

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes wll depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regula-
tions. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 28, 2011
	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
BZM	$0.474000	$0.021974	—	$0.495974	96%	4%	0%	100%
BLJ	$0.468000	$0.031013	—	$0.499013	94%	6%	0%	100%
BQH	$0.492000	$0.004950	—	$0.496950	99%	1%	0%	100%
BHV	$0.498000	$0.084384	—	$0.582384	86%	14%	0%	100%

62 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 63

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for

Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: May 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: May 4, 2011